                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-04015
                                                     ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                        (registrant's Telephone Number)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                 April 30, 2007
                                 --------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

      [EV logo]
EATON VANCE(R)
-------------------
Managed Investments

[graphic omitted]

Semiannual Report April 30, 2007

                                  EATON VANCE
                                   STRUCTURED
                                    EMERGING
                                    MARKETS
                                      FUND

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

            For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                           -------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           -------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDG AR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           -------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

INVESTMENT UPDATE

[Photo of Thomas Seto Parametric Portfolio Associates LLC]


[Photo of David Stein, Ph.D. Parametric Portfolio Associates LLC]


The Fund
-------------------------------------------------------------------------------

Performance for the Past Six Months

o During the six months ended April 30, 2007, the Fund's Class A shares had a total return of 21.79%. This return resulted from an increase in net asset value (NAV) per share to $13.58 on April 30, 2007, from $11.15 on October 31, 2006.(1)

o The Fund's Class C shares had a total return of 21.31% for the same period, the result of an increase in NAV per share to $13.49 on April 30, 2007, from $11.12 on October 31, 2006.(1)

o The Fund's Class I shares had a total return of 22.00% for the same period, the result of an increase in NAV per share to $13.60 on April 30, 2007, from $11.15 on October 31, 2006, and the reinvestment of $0.002 in dividends paid.(1)

o For comparison, during the same period, the average return of the Fund's peer group, the Lipper Emerging Markets Funds Classification, was 19.54%, while the return for the Fund's benchmark, the Morgan Stanley Capital International
  (MSCI) Emerging Markets Index (the "MSCI Index") -- an unmanaged index of common stocks traded in emerging markets -- was 20.11%.(2)

Management Discussion
-------------------------------------------------------------------------------

o During the six months ended April 30, 2007, U.S. and international stock markets generally saw strong performance, amid continuing optimism about the economy, inflation, interest rates, and corporate profits. The period was not without volatility, however, as both U.S. and developed international stock markets declined sharply in late February on concerns about excessive valuations, a downturn in the U.S. housing market, and a potential slowing of growth in 2007. Emerging markets performed well but declined sharply at the end of February when investors became wary about high stock prices and slower growth prospects and sought less risky assets. The sell-off was initiated by a sharp decline in Chinese stock prices caused by a government crackdown on banned activities. China recovered in March and April, and ended up outperforming for the six-month period. Latin America was one of the strongest-performing regions during the period, and the top-performing individual countries were Peru, Malaysia, and Morocco. Significant countries that underperformed in the MSCI Index included Russia, Taiwan, and South Korea.(2)

o During the six months ended April 30, 2007, the Fund outperformed the average return of the Lipper Emerging Markets Funds Classification and the MSCI Index. The greatest contributors to this outperformance came from Russia, South Korea, and Taiwan. The Fund was underweighted in these countries, all of which underperformed. From a sector standpoint, the consumer staples, energy, and information technology sectors all added to the Fund's relative returns during the period.(2)

o The Fund's relative performance was held back primarily by weak returns in the United Arab Emirates and Kenya, and by an underweighted position in Brazil, which outperformed. An underweighted position in the materials sector, which performed well, also detracted from relative returns.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower.

(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

-------------------------------------------------------------------------------
FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FUND PERFORMANCE

Performance(1)                      Class A      Class C      Class I
-------------------------------------------------------------------------------
Total Returns Since Inception
(at net asset value)

Six Months                           21.79%       21.31%       22.00%
Life of Fund+                        35.80        34.90        36.03

SEC Total Returns Since Inception
(including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
Six Months                           14.79%       20.31%       22.00%
Life of Fund+                        27.99        33.90        36.03

(+) Inception Dates For All Share Classes: 6/30/06
(1) Total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. SEC total returns for Class A reflect the maximum 5.75% sales charge and, for Class C, reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Absent expense limitations by the investment adviser, sub-adviser and the administrator, the returns would be lower. Class I shares are offered to certain investors at net asset value

Total Annual
Operating Expenses(2)              Class A      Class C     Class I
-------------------------------------------------------------------------------
Gross Expense Ratio                 11.01%       11.76%      10.76%
Net Expense Ratio                    1.52         2.27        1.27

(2) From the Fund's prospectus dated 3/1/07. The net expense ratio reflects a contractual expense limitation that continues through February 28, 2008. Thereafter, the expense limitation may be changed or terminated at any time. Without this expense limitation performance would have been lower.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

Regional Weightings(3)
-------------------------------------------------------------------------------
By net assets

Asian/Pacific                                  36.5%
Emerging Europe                                22.1%
Latin America                                  20.6%
Middle East/Africa                             19.1%
United States                                   1.7%

Sector Weightings(3)
-------------------------------------------------------------------------------
By net assets

Financials                                     22.5%
Telecommunication Services                     14.5%
Industrials                                    11.5%
Consumer Staples                               10.1%
Materials                                       9.3%
Energy                                          9.2%
Consumer Discretionary                          7.2%
Utilities                                       5.1%
Diversified                                     4.2%
Information Technology                          3.6%
Investment Funds                                1.3%

(3) As a percentage of the Fund's net assets as of 4/30/07. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FUND EXPENSES

EXAMPLE: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 31, 2006
- April 30, 2007). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 31, 2006 - April 30, 2007).

ACTUAL EXPENSES: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------

                 EATON VANCE STRUCTURED EMERGING MARKETS FUND

                                         Ending Account Value     Expenses Paid
               Beginning Account Value        (4/30/07)           During Period*
-------------------------------------------------------------------------------
ACTUAL
Class A              $1,000.00               $1,217.90                 8.25**
Class C              $1,000.00               $1,213.10                12.35**
Class I              $1,000.00               $1,220.00                 6.88**

HYPOTHETICAL
(5% return per year before expenses)
Class A              $1,000.00               $1,017.36                 7.50**
Class C              $1,000.00               $1,013.64                11.23**
Class I              $1,000.00               $1,018.60                 6.26**

 * Expenses are equal to the Fund's annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2006.
** Absent an expense limitation by the investment advisor, sub-advisor and the administrator, expenses would be higher.

-------------------------------------------------------------------------------

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

PORTFOLIO OF INVESTMENTS (UNAUDITED)

Long-Term Investments

Common Stocks -- 97.1%

Security                                                                                 Shares            Value
--------------------------------------------------------------------------------------------------------------------
Argentina -- 1.6%
--------------------------------------------------------------------------------------------------------------------
Banco Macro SA (Class 'B' Shares) (ADR)                                                   2,150          $    77,830
BBVA Banco Frances SA (ADR)                                                               2,300               26,864
Cresud SA (ADR)                                                                           4,200              101,892
Grupo Financiero Galicia SA (Class 'B' Shares) (ADR)(a)                                   4,900               51,058
IRSA Inversiones y Representaciones SA (GDR)(a)                                           2,800               58,576
Molinos Rio de la Plata SA (Class 'B' Shares)(a)                                          9,200               12,808
Petrobras Energia Participaciones SA (ADR)(a)                                             7,300               77,526
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)                                          7,860              177,321
Tenaris SA (ADR)                                                                         10,000              463,600
Transportadora de Gas del Sur SA (ADR)(a)                                                 6,300               43,785
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 1,091,260
--------------------------------------------------------------------------------------------------------------------

Botswana -- 0.1%
--------------------------------------------------------------------------------------------------------------------
Barclays Bank of Botswana                                                                45,000          $    65,914
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $    65,914
--------------------------------------------------------------------------------------------------------------------

Brazil -- 6.3%
--------------------------------------------------------------------------------------------------------------------
AES Tiete SA (PFD Shares)                                                               700,000          $    24,039
All America Latina Logistica                                                              1,700               19,840
All America Latina Logistica (PFD Shares)                                                 8,500               19,447
American Banknote SA                                                                      1,400               13,087
Aracruz Celulose SA (PFD Shares)                                                          5,700               30,849
Arcelor Brasil SA                                                                         2,500               61,427
Banco Bradesco SA                                                                         1,816               38,697
Banco Bradesco SA (PFD Shares)                                                            9,256              198,008
Banco do Brasil SA                                                                        1,300               44,517
Banco Itau Holding Financeira SA                                                            400               13,383
Banco Itau Holding Financeira SA (PFD Shares)                                             5,460              210,072
Bradespar SA (PFD Shares)                                                                 1,200               40,148
Brasil Telecom Participacoes SA                                                         700,000               15,498
Brasil Telecom Participacoes SA (PFD Shares)                                          3,900,000               41,984
Brasil Telecom SA (PFD Shares)                                                        2,000,000               12,497
Braskem SA (PFD Shares)                                                                   1,360               11,609
Centrais Eletricas Brasileiras SA                                                     1,900,000               43,048
Centrais Eletricas Brasileiras SA (Class 'B' Shares) (PFD Shares)                     1,500,000               35,269
Centrais Eletricas de Santa Catarina SA (PFD Shares)                                      1,500               27,380
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD Shares)                       1,050,000               33,063
Cia de Bebidas das Americas (PFD Shares)                                                434,700              253,441
Cia de Companhia de Concessoes Rodoviarias (CCR)                                          1,100               17,194
Cia de Saneamento Basico do Estado de Sao Paulo                                         280,000               37,891
Cia de Tecidos Norte de Minas (PFD Shares)                                              160,000               26,214
Cia Energetica de Minas Gerais (PFD Shares)                                           1,974,300               69,647
Cia Energetica de Sao Paulo (PFD Shares)(a)                                           2,400,000               36,168
Cia Paranaense de Energia-Copel (PFD Shares)                                            900,000               11,508
Cia Siderurgica Nacional SA (CSN)                                                         1,300               56,285
Cia Vale do Rio Doce                                                                      6,400              264,502
Cia Vale do Rio Doce (PFD Shares)                                                         8,570              296,419
Contax Participacoes SA (PFD Shares)                                                     11,200               11,131
Cosan SA Industria e Comercio(a)                                                          1,800               34,627
CPFL Energia SA                                                                             900               13,948
Cyrela Brazil Realty SA                                                                   4,700               49,255
Datasul SA                                                                                1,800               20,236
Diagnosticos da America SA                                                                  600               12,989
Duratex SA (PFD Shares)                                                                   3,700               81,937
EDP-Energias do Brasil SA                                                                 1,000               15,990
Empresa Brasileira de Aeronautica SA                                                     17,600              207,823
Gafisa SA                                                                                   700                9,857
Gerdau SA (PFD Shares)                                                                    2,800               57,157
Gol Linhas Aereas Inteligentes SA (PFD Shares)                                            1,000               28,438
Investimentos Itau SA (PFD Shares)                                                       19,660              119,203
Iochpe Maxion SA (PFD Shares)                                                             1,900               20,846
Itausa-Investimentos Itau SA                                                              3,300               10,669
Klabin SA (PFD Shares)                                                                    4,000               12,320
Localiza Rent a Car SA                                                                    1,200               12,310
Lojas Americanas SA(a)                                                                  400,000               25,378
Lojas Americanas SA (PFD Shares)                                                        557,000               35,349
Lojas Renner SA                                                                           1,900               26,876
Lupatech SA                                                                                 800               15,134
Marcopolo SA (PFD Shares)                                                                 5,000               15,597
Metalurgica Gerdau SA (PFD Shares)                                                        1,500               40,369
MMX Mineracao e Metalicos SA(a)                                                             100               41,820
Natura Cosmeticos SA                                                                      3,600               42,332
Net Servicos de Comunicacao SA (PFD Shares)(a)                                            2,700               41,314
Perdigao SA                                                                               2,500               37,589
Petroleo Brasileiro SA                                                                    9,500              239,311
Petroleo Brasileiro SA (PFD Shares)                                                      13,900              309,117
Porto Seguro SA                                                                             600               20,635
Randon Participacoes SA (PFD Shares)                                                      3,100               21,338
Rossi Residencial SA                                                                        900               12,270
Sadia SA (PFD Shares)                                                                     9,600               41,565
Souza Cruz SA                                                                             1,200               26,503
Submarino SA                                                                              1,100               39,248
Suzano Papel e Celulose SA                                                                1,300               13,745
Tam SA (PFD Shares)                                                                       1,500               38,391
Tele Norte Leste Participacoes SA                                                         1,400               46,494
Tele Norte Leste Participacoes SA (PFD Shares)                                            3,200               53,609
Telemar Norte Leste SA (PFD Shares)                                                         500               11,712
Telesp-Telecomunicacoes de Sao Paulo SA (PFD Shares)                                        500               13,237
Tim Participacoes SA                                                                  1,800,000                9,343
Tim Participacoes SA (PFD Shares)                                                     9,800,000               35,198
Totvs SA                                                                                    600               17,429
Tractebel Energia SA                                                                      1,300               11,417
Unibanco-Uniao de Bancos Brasileiros SA                                                   9,900               95,712
Unibanco-Uniao de Bancos Brasileiros SA (PFD Shares)                                      3,200               12,816
Usinas Siderurgicas de Minas Gerais SA                                                      300               16,679
Usinas Siderurgicas de Minas Gerais SA (PFD Shares)                                       1,300               61,722
Vivax SA(a)                                                                                 800               20,296
Vivo Participacoes SA(a)                                                                  2,500               20,729
Vivo Participacoes SA (PFD Shares)                                                       10,600               49,023
Votorantim Celulose e Papel SA (PFD Shares)                                                 600               11,956
Weg SA (PFD Shares)                                                                       8,600               71,085
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,364,205
--------------------------------------------------------------------------------------------------------------------

Bulgaria -- 0.7%
--------------------------------------------------------------------------------------------------------------------
Albena(a)                                                                                   850          $    57,260
Bulgarian Telecommunications Co.                                                         26,200              220,275
Doverie Holding AD                                                                       12,900               64,849
Insurance & Reinsurance Co., DZI AD(a)                                                      540               61,790
Petrol AD(a)                                                                             12,000               38,932
Sopharma AD                                                                              10,100               52,852
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   495,958
--------------------------------------------------------------------------------------------------------------------

Chile -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                                      800          $    23,392
Almendral SA                                                                            386,800               39,950
Antarchile SA (Series 'A')                                                                3,970               74,525
Banco de Chile                                                                          948,000               78,511
Banco de Credito e Inversiones                                                            3,080              100,155
Banco Santander Chile SA                                                              1,470,000               70,554
Banco Santander Chile SA (ADR)                                                              500               24,700
Banmedica SA                                                                             15,200               20,544
Cap SA                                                                                    2,500               46,169
Cencosud SA                                                                              21,200               81,934
Cia Cervecerias Unidas SA (ADR)                                                             900               31,356
Cia de Telecomunicaciones de Chile SA (Series 'A')                                       16,400               37,718
Cia SudAmericana de Vapores SA                                                           13,400               21,430
Coia General de Electricidad SA                                                           5,500               49,424
Colbun SA                                                                               110,000               24,503
Corpbanca SA                                                                          3,933,700               21,344
Distribucion y Servicio D&S SA (ADR)                                                      1,000               23,510
Embotelladora Andina SA (PFD Shares)                                                     11,300               37,003
Embotelladora Andina SA (Class 'B' Shares) (PFD Shares)                                   6,700               23,088
Empresa Nacional de Electricidad SA                                                      48,000               78,134
Empresa Nacional de Electricidad SA (ADR)                                                 1,000               48,530
Empresa Nacional de Telecomunicaciones SA                                                 2,100               32,984
Empresas CMPC SA                                                                          2,940              104,390
Empresas Copec SA                                                                        13,150              190,271
Enersis SA                                                                              259,400               99,019
Enersis SA (ADR)                                                                          1,900               35,986
Grupo Security SA                                                                        70,000               21,325
Invercap SA                                                                               4,700               25,055
Inversiones Aguas Metropolitanas SA                                                      18,000               22,275
La Polar SA                                                                               5,000               27,987
Lan Airlines SA                                                                           4,500               66,141
Madeco SA(a)                                                                            387,000               48,982
Masisa SA (ADR)                                                                             600                7,362
Minera Valparaiso SA                                                                      1,100               29,529
Parque Arauco SA                                                                         22,400               23,370
Quinenco SA                                                                              42,400               70,229
S.A.C.I. Falabella SA                                                                    40,320              198,817
SM-Chile SA (Class 'B' Shares)                                                          422,900               44,846
Sociedad Quimica y Minera de Chile SA (Series 'B')                                        2,300               36,607
Sociedad Quimica y Minera de Chile SA (Series 'B') (ADR)                                    200               31,524
Vina Concha y Toro SA                                                                    10,300               19,020
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,092,193
--------------------------------------------------------------------------------------------------------------------

China -- 6.2%
--------------------------------------------------------------------------------------------------------------------
AAC Acoustic Technology Holdings, Inc.(a)                                                20,000          $    18,681
Agile Property Holdings Ltd.                                                             16,000               16,764
Air China Ltd. (Class 'H' Shares)                                                        22,000               14,862
Aluminum Corp. of China Ltd. (Class 'H' Shares)                                          28,000               32,114
American Oriental Bioengineering, Inc.(a)                                                 1,900               18,905
Angang Steel Co., Ltd. (Class 'H' Shares)                                                12,000               22,992
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)                                           6,000               24,165
Baidu.com, Inc. (ADR)(a)                                                                    170               20,669
Bank of China Ltd. (Class 'H' Shares)(a)                                                194,000               95,690
Bank of Communications Ltd. (Class 'H' Shares)                                           37,000               38,879
Beijing Capital International Airport Co., Ltd. (Class 'H' Shares)                       18,000               17,504
BOE Technology Group Co., Ltd. (Class 'B' Shares)(a)                                     63,000               20,749
Brilliance China Automotive Holdings Ltd.(a)                                             82,000               17,206
BYD Co., Ltd. (Class 'H' Shares)                                                          4,000               24,640
Chaoda Modern Agriculture Holdings Ltd.                                                  28,000               23,132
China Agri-Industries Holdings Ltd.(a)                                                   23,000               18,791
China Coal Energy Co. (Class 'H' Shares)(a)                                              21,000               20,862
China Communications Construction Co., Ltd.  (Class 'H' Shares)                          53,000               69,661
China Construction Bank (Class 'H' Shares)(144A)                                        245,000              148,294
China COSCO Holdings Co., Ltd. (Class 'H' Shares)                                        30,475               27,577
China Huiyuan Juice Group Ltd.(a)                                                        17,000               20,301
China International Marine Containers Co., Ltd. (Class 'B' Shares)                       26,910               67,918
China Life Insurance Co., Ltd. (Class 'H' Shares)                                        57,000              175,151
China Mengniu Dairy Co., Ltd.                                                            17,000               50,905
China Merchants Bank Co., Ltd. (Class 'H' Shares)                                        54,000              131,979
China Merchants Holdings International Co., Ltd.                                         22,000               95,710
China Merchants Property Development Co., Ltd.                                            7,000               23,106
China Mobile Hong Kong Ltd.                                                              39,000              350,588
China Netcom Group Corp. (Hong Kong) Ltd.                                                 8,000               19,649
China Oilfield Services Ltd. (Class 'H' Shares)                                          24,000               20,379
China Overseas Land & Investment Ltd.                                                    20,000               24,261
China Petroleum & Chemical Corp. (Class 'H' Shares)                                     166,000              144,558
China Resources Enterprise Ltd.                                                          20,000               66,797
China Resources Land Ltd.                                                                16,000               19,255
China Resources Power Holdings Co., Ltd.                                                 12,000               21,173
China Shenhua Energy Co., Ltd. (Class 'H' Shares)                                        24,000               59,501
China Shipping Development Co., Ltd. (Class 'H' Shares)                                  16,000               30,095
China Southern Airlines Co., Ltd. (Class 'H' Shares)(a)                                  44,000               19,212
China Telecom Corp. Ltd. (Class 'H' Shares)                                             112,000               52,926
China Travel International Investment Hong Kong Ltd.                                     66,000               28,324
China Unicom Ltd.                                                                        28,000               40,723
China Vanke Co., Ltd. (Class 'B' Shares)                                                 27,000               61,737
China Yurun Food Group Ltd.                                                              20,000               23,012
Chongqing Changan Automobile Co., Ltd. (Class 'B' Shares)                                17,100               18,865
CNOOC Ltd.                                                                              129,000              110,981
CNPC Hong Kong Ltd.                                                                      50,000               22,015
COFCO International Ltd.                                                                 22,000               14,077
Cosco Pacific Ltd.                                                                        8,000               19,354
CSG Holding Co., Ltd. (Class 'B' Shares)                                                 20,000               25,188
Ctrip.com International Ltd. (ADR)                                                          700               49,644
Datang International Power Generation Co., Ltd. (Class 'H' Shares)                       18,000               20,781
Dazhong Transportation Group Co., Ltd. (Class 'B' Shares)                                19,500               26,588
Denway Motors Ltd.                                                                       70,000               27,838
Dongfang Electrical Machinery Co., Ltd. (Class 'H' Shares)                                6,000               24,058
Dongfeng Motor Group Corp. (Class 'H' Shares)(a)                                         54,000               28,658
Focus Media Holding Ltd. (ADR)(a)                                                         1,900               70,300
FU JI Food & Catering Services                                                            7,000               21,309
Global Bio-chem Technology Group Co., Ltd.                                               54,000               23,037
Guangdong Electric Power Development Co., Ltd. (Class 'B' Shares)                        25,000               24,932
Guangdong Investment Ltd.                                                                40,000               21,511
Guangshen Railway Co., Ltd. (Class 'H' Shares)                                           28,000               20,600
Guangzhou R&F Properties Co., Ltd. (Class 'H' Shares)                                     8,800               20,946
Guangzhou Shipyard International Co., Ltd. (Class 'H' Shares)(a)                          8,000               27,522
Harbin Power Equipment Co., Ltd. (Class 'H' Shares)                                      18,000               20,954
Huaneng Power International, Inc. (Class 'H' Shares)                                     46,000               46,465
Industrial & Commercial Bank of China (Class 'H' Shares)(a)                             272,000              148,168
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)                                          24,000               20,245
Jiangxi Copper Co., Ltd. (Class 'H' Shares)                                              16,000               22,734
Kingboard Chemical Holdings Ltd.                                                          9,000               41,712
Konka Group Co., Ltd. (Class 'B' Shares)(a)                                              32,000               23,198
Lenovo Group Ltd.                                                                        42,000               16,761
Li Ning Co., Ltd.                                                                        12,000               23,294
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)                                       30,000               20,710
Netease.com, Inc. (ADR)(a)                                                                1,200               21,696
Nine Dragons Paper Holdings Ltd.                                                          9,000               18,149
Parkson Retail Group Ltd.                                                                 3,000               21,298
People's Food Holdings Ltd.                                                              21,000               27,024
PetroChina Co., Ltd. (Class 'H' Shares)                                                 158,000              177,450
PICC Property & Casualty Co., Ltd. (Class 'H' Shares)(a)                                 28,000               16,659
Ping An Insurance Group Co. of China Ltd. (Class 'H' Shares)                              7,500               39,660
Ports Design Ltd.                                                                         8,000               22,405
Samson Holding Ltd.                                                                      30,000               15,228
Semiconductor Manufacturing International Corp.(a)                                      265,000               39,113
Shanda Interactive Entertainment Ltd. (ADR)(a)                                              800               20,032
Shandong Chenming Paper Holdings Ltd. (Class 'B' Shares)                                 24,000               22,603
Shanghai Electric Group Co., Ltd. (Class 'H' Shares)                                     42,000               17,873
Shanghai Haixin Group Co., Ltd. (Class 'B' Shares)                                       42,200               33,495
Shanghai Industrial Holdings Ltd.                                                         8,000               20,936
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.                             12,000               22,262
Shanghai Zhenhua Port Machinery Co., Ltd. (Class 'B' Shares)                             28,000               47,237
Shimao Property Holdings Ltd.                                                             9,500               20,036
SINA Corp.(a)                                                                               800               27,584
Sinopec-China Petroleum & Chemical Corp. (Class 'H' Shares)                              34,000               19,348
Sohu.com, Inc.(a)                                                                           600               15,192
Suntech Power Holdings Co., Ltd. (ADR)(a)                                                 1,200               43,536
SVA Electron Co., Ltd. (Class 'B' Shares)                                                42,000               23,659
Synear Food Holdings Ltd.                                                                16,115               20,038
Tencent Holdings Ltd.                                                                     8,000               27,246
Tingyi (Cayman Islands) Holding Corp.                                                    26,000               25,729
TPV Technology Ltd.                                                                      20,000               13,399
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)                                            12,000               21,096
Weichai Power Co., Ltd. (Class 'H' Shares)                                                3,000               17,117
Weiqiao Textile Co., Ltd. (Class 'H' Shares)                                             11,000               19,755
Xinhua Finance Ltd.(a)                                                                       40               23,637
Yantai Changyu Pioneer Wine Co., Ltd. (Class 'B' Shares)                                  5,000               24,052
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)                                         22,000               22,512
Zhejiang Expressway Co., Ltd. (Class 'H' Shares)                                         24,000               19,681
Zijin Mining Group Co., Ltd. (Class 'H' Shares)                                          30,000               17,304
ZTE Corp. (Class 'H' Shares)                                                             11,200               51,999
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,277,882
--------------------------------------------------------------------------------------------------------------------

Colombia -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Almacenes Exito SA                                                                        6,200          $    48,532
Banco de Bogota                                                                           1,500               21,659
Bancolombia SA (PFD Shares) (ADR)                                                         1,800               50,508
Cementos Argos SA                                                                         7,200               27,769
Cia Colombiana de Inversiones SA                                                          2,500               26,599
Cia de Cemento Argos SA                                                                  16,700               88,682
Grupo Aval Acciones y Valores SA                                                        140,300               40,850
Grupo Nacional de Chocolates SA                                                           8,800               68,131
Interconexion Electrica SA                                                               31,100               91,586
Promigas SA                                                                               2,460               30,029
Suramericana de Inversiones SA                                                            5,600               47,931
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   542,276
--------------------------------------------------------------------------------------------------------------------

Croatia -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                                                                 800          $    82,517
Atlantska Plovidba DD(a)                                                                    130               36,855
Dalekovod DD(a)                                                                             110               21,434
Ericsson Nikola Tesla                                                                        75               54,229
INA Industrija Nafte DD(a)                                                                  230              139,011
Koncar-Elektroindustrija DD(a)                                                              180               33,828
Petrokemija DD(a)                                                                           400               21,358
Podravka Prehrambena Industija DD                                                           450               49,800
Privredna Banka Zagreb DD(a)                                                                232               77,422
Tankerska Plovidba(a)                                                                        25               23,720
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   540,174
--------------------------------------------------------------------------------------------------------------------

Czech Republic -- 3.0%
--------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                   17,060          $   825,215
Komercni Banka AS                                                                         1,874              349,782
Philip Morris CR AS                                                                         118               57,400
Telefonica 02 Czech Republic AS                                                           8,824              263,687
Unipetrol AS(a)                                                                          22,523              257,721
Zentiva NV                                                                                4,325              310,549
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,064,354
--------------------------------------------------------------------------------------------------------------------

Egypt -- 1.6%
--------------------------------------------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                                                               2,720          $    37,467
Arab Cotton Ginning                                                                      17,100               25,282
Commercial International Bank                                                             5,618               57,992
Eastern Tobacco                                                                             802               58,613
Egypt Kuwaiti Holding Co.                                                                22,700               38,590
Egyptian Financial Group-Hermes Holding SAE                                               8,271               53,252
Egyptian International Pharmaceutical Industrial Co.                                      2,100                9,645
Egyptian Media Production City(a)                                                         4,870                8,866
El Ezz Aldekhela Steel Alexa Co.                                                            345               61,427
El Ezz Steel Rebars SAE(a)                                                                1,000                9,229
El Sewedy Cables Holding Co.(a)                                                           3,830               35,392
El Watany Bank of Egypt                                                                   4,900               37,907
Misr Beni Suef Cement Co.                                                                   740               13,017
Misr Cement                                                                               1,030               14,313
MobiNil-Egyptian Co. for Mobil Services                                                   1,430               39,995
National Societe General Bank                                                             1,833               13,864
Olympic Group Financial Investments                                                       4,000               37,643
Orascom Construction Industries (OCI)                                                     3,182              182,810
Orascom Hotels & Development(a)                                                           5,570               45,788
Orascom Telecom Holding SAE                                                              14,580              199,729
Oriental Weavers Co.                                                                      2,700               30,301
Sidi Kerir Petrochemcials Co.                                                            12,150               41,205
Suez Cement Co.                                                                           3,100               34,217
Telecom Egypt                                                                             7,684               21,896
Torah Portland Cement Co.                                                                   410                8,734
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 1,117,174
--------------------------------------------------------------------------------------------------------------------

Estonia -- 0.7%
--------------------------------------------------------------------------------------------------------------------
AS Baltika                                                                                  900          $    29,878
AS Eesti Ehitus(a)                                                                        4,300               69,918
AS Eesti Telekom                                                                          3,564               40,360
AS Harju Elekter                                                                          4,100               21,123
AS Merko Ehitus                                                                           2,188               58,911
AS Norma                                                                                  2,000               13,763
AS Olympic Entertainment Group                                                            4,700               69,573
AS Tallink Group Ltd.(a)                                                                 70,232              121,249
AS Tallinna Kaubamaja                                                                     3,790               42,518
AS Tallinna Vesi                                                                          1,590               33,129
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   500,422
--------------------------------------------------------------------------------------------------------------------

Ghana -- 0.4%
--------------------------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                                                      57,409          $    46,216
CAL Bank Ltd.                                                                           183,900               49,593
Cocoa Processing Co., Ltd.(a)                                                           269,722               15,653
Ghana Commercial Bank Ltd.                                                               67,600               49,469
Home Finance Co., Ltd.                                                                   34,300               19,980
Produce Buying Co., Ltd.(a)                                                             382,428              107,256
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   288,167
--------------------------------------------------------------------------------------------------------------------

Hungary -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Danubius Hotel & Spa Rt.(a)                                                                 410          $    19,848
EGIS Rt                                                                                     210               24,903
FHB Land Credit & Mortgage Bank Rt                                                        2,400               29,932
Fotex Rt.(a)                                                                              5,500               26,255
Magyar Telekom Rt                                                                        71,060              412,028
MOL Hungarian Oil & Gas Rt                                                                3,780              460,587
OTP Bank Rt                                                                              14,150              719,247
RABA Automotive Holding Rt.(a)                                                            5,400               45,805
Richter Gedeon Rt                                                                         1,570              322,462
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,061,067
--------------------------------------------------------------------------------------------------------------------

India -- 6.1%
--------------------------------------------------------------------------------------------------------------------
ACC Ltd.                                                                                  1,370          $    27,800
Aditya Birla Nuvo Ltd.                                                                      502               13,806
Amtek Auto Ltd.                                                                           1,400               12,893
Asea Brown Boveri India Ltd.                                                                430               42,330
Asian Paints Ltd.                                                                           630               12,010
Bajaj Auto Ltd.                                                                             930               54,762
Bajaj Auto Ltd. (GDR)                                                                       200               11,696
Bank of Baroda                                                                            1,660                9,409
Bank of India(a)                                                                          2,400               11,065
BF Utilities Ltd.(a)                                                                        340               15,346
Bharat Electronics Ltd.                                                                     600               24,720
Bharat Forge Ltd.                                                                         1,250                9,709
Bharat Heavy Electricals Ltd.                                                               870               52,150
Bharat Petroleum Corp. Ltd.                                                               1,100                8,862
Bharti Airtel Ltd.(a)                                                                    20,330              398,993
Cairn India Ltd.(a)                                                                       7,000               22,866
Century Textiles & Industries Ltd.                                                          720               10,706
CESC Ltd.(a)                                                                              2,400               22,429
Cipla Ltd.                                                                                7,610               38,799
Colgate-Palmolive (India) Ltd.                                                            2,800               23,037
Container Corp. of India Ltd.                                                               330               16,416
Corp. Bank                                                                                3,400               26,024
Crompton Greaves Ltd.                                                                     2,400               12,688
Dish TV India Ltd.(a)                                                                     1,150                3,006
Dr. Reddy's Laboratories Ltd.                                                             1,220               20,815
Dr. Reddy's Laboratories Ltd. (ADR)                                                         800               13,688
Essar Oil Ltd.(a)                                                                         8,230               11,463
Financial Technologies India Ltd.                                                           230               10,817
Gail India Ltd.                                                                           5,000               36,024
Gail India Ltd. (GDR)                                                                       500               21,104
Glaxosmithkline Pharmaceuticals Ltd.                                                        380               10,710
Glenmark Pharmaceuticals Ltd.                                                               830               13,292
Grasim Industries Ltd.(a)                                                                   330               19,258
Grasim Industries Ltd. (GDR)(144A)                                                          300               17,850
Great Eastern Shipping Co., Ltd.                                                          1,120                6,677
Great Offshore Ltd.                                                                         280                5,139
Gujarat Ambuja Cements Ltd.                                                              16,500               47,008
HCL Technologies Ltd.                                                                     1,500               12,012
HDFC Bank Ltd.                                                                            4,080              100,000
HDFC Bank Ltd. (ADR)                                                                        400               29,052
Hero Honda Motors Ltd.                                                                    1,900               31,665
Hindalco Industries Ltd.                                                                  6,710               23,617
Hindalco Industries Ltd. (GDR)(144A)                                                      3,700               13,135
Hindustan Lever Ltd.                                                                     16,900               81,306
Hindustan Petroleum Corp. Ltd.                                                            1,700               11,077
Hindustan Zinc Ltd.                                                                       2,240               36,663
Housing Development Finance Corp.                                                         2,690              107,307
I-Flex Solutions Ltd.                                                                       300               18,205
ICICI Bank Ltd.                                                                          10,590              220,848
ICICI Bank Ltd. (ADR)                                                                     1,200               49,104
Indiabulls Financial Services Ltd.                                                        1,700               19,864
Indiabulls Real Estate Ltd.(a)                                                            1,700               14,099
Indian Hotels Co., Ltd.                                                                   9,800               33,604
Indian Oil Corp. Ltd.                                                                       860                9,137
Indian Petrochemicals Corp. Ltd.                                                          1,700               12,776
Industrial Development Bank of India Ltd.                                                 6,200               12,641
Infosys Technologies Ltd.                                                                 4,440              219,071
Infrastructure Development Finance Co., Ltd.                                             15,000               34,806
ITC Ltd.                                                                                 34,630              133,350
ITC Ltd. (GDR)(144A)                                                                      7,800               29,874
IVRCL Infrastructures & Projects Ltd.                                                     1,200                9,282
Jaiprakash Associates Ltd.                                                                  780               11,366
JSW Steel Ltd.                                                                            1,900               26,618
Kotak Mahindra Bank Ltd.                                                                  4,300               56,437
Larsen & Toubro Ltd.                                                                      1,470               60,417
Larsen & Toubro Ltd. (GDR)                                                                  800               32,987
Lupin Ltd.(a)                                                                             1,600               27,012
Mahanagar Telephone Nigam Ltd. (ADR)                                                      2,500               17,825
Mahindra & Mahindra Ltd.                                                                  2,280               42,585
Maruti Udyog Ltd.                                                                         2,150               41,770
Motor Industries Co., Ltd.                                                                  130               12,107
Nestle India Ltd.(a)                                                                        430               10,457
NTPC Ltd.                                                                                16,100               62,070
Oil & Natural Gas Corp. Ltd.                                                              4,070               89,367
Patni Computer Systems Ltd. (ADR)                                                           600               15,840
Ranbaxy Laboratories Ltd.                                                                 2,160               19,435
Ranbaxy Laboratories Ltd. (GDR)                                                           1,500               13,500
Reliance Capital Ltd.                                                                     2,260               39,038
Reliance Communications Ltd.(a)                                                          14,160              162,088
Reliance Energy Ltd. (GDR)                                                                  500               19,000
Reliance Industries Ltd.                                                                  6,090              230,528
Reliance Industries Ltd. (GDR)(144A)                                                        700               53,410
Reliance Natural Resources Ltd.(a)                                                       21,000               13,108
Reliance Petroleum Ltd.(a)                                                               18,110               35,679
Satyam Computer Services Ltd.                                                             1,950               22,292
Satyam Computer Services Ltd. (ADR)                                                       2,000               49,760
Siemens India Ltd.                                                                        1,190               33,655
State Bank of India (GDR)                                                                   300               20,550
Steel Authority of India Ltd.(a)                                                          5,200               16,352
Sterlite Industries (India) Ltd.                                                            880               11,001
Sun Pharma Advanced Research Co., Ltd.(a)(b)                                              1,300                2,746
Sun Pharmaceuticals Industries Ltd.                                                       1,300               32,286
Suzlon Energy Ltd.                                                                        1,270               36,227
Tata Chemicals Ltd.                                                                       2,000               10,513
Tata Consultancy Services Ltd.                                                            1,390               42,343
Tata Motors Ltd.                                                                          2,250               40,511
Tata Motors Ltd. (ADR)                                                                      600               10,968
Tata Power Co., Ltd.                                                                      3,290               46,969
Tata Steel Ltd.                                                                           4,930               65,410
Tata Tea Ltd.(a)                                                                            600               11,236
Ultra Tech Cement Ltd.                                                                      700               13,703
Unitech Ltd.                                                                              3,500               35,648
United Breweries Ltd.                                                                     2,500               16,259
United Phosphorus Ltd.                                                                    1,500               11,849
United Spirits Ltd.                                                                       1,550               32,360
UTI Bank Ltd.                                                                             3,900               43,869
Videocon Industries Ltd.                                                                  1,020                9,832
Videsh Sanchar Nigam Ltd. (ADR)                                                           1,000               20,950
Voltas Ltd.                                                                               4,000                9,182
Wipro Ltd.                                                                                1,600               22,007
Wipro Ltd. (ADR)                                                                          1,000               16,510
Wire & Wireless India Ltd.(a)                                                             1,000                2,027
Yes Bank Ltd.(a)                                                                          6,400               23,251
Zee News Ltd.(a)                                                                            904                  875
Zee Telefilms Ltd.(a)                                                                     5,430               38,025
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,219,672
--------------------------------------------------------------------------------------------------------------------

Indonesia -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                                                     32,000          $    54,266
Astra Argo Lestari Tbk PT                                                                22,500               38,665
Astra International Tbk PT                                                              101,200              158,941
Bakrie & Brothers Tbk PT(a)                                                           3,820,000              100,036
Bakrie Sumatera Plantations Tbk PT                                                       96,000               15,069
Bakrie Telecom PT(a)                                                                    607,000               19,153
Bank Central Asia Tbk PT                                                                229,000              132,359
Bank Danamon Indonesia Tbk PT                                                            50,000               35,210
Bank Internasional Indonesia Tbk PT                                                     500,000               10,249
Bank Mandiri PT                                                                         166,000               55,386
Bank Niaga Tbk PT                                                                       391,000               35,675
Bank Pan Indonesia Tbk PT                                                               180,000               12,331
Bank Rakyat Indonesia PT                                                                211,000              120,741
Berlian Laju Tanker Tbk PT                                                              100,000               22,109
Bumi Resources Tbk PT                                                                   646,000               97,529
Energi Mega Persada Tbk PT(a)                                                           196,700               12,915
Gudang Garam Tbk PT                                                                      24,500               29,037
Holcim Indonesia Tbk PT(a)                                                              126,700                9,944
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                                                 100,000               11,685
Indocement Tunggal Prakarsa Tbk PT                                                       58,000               36,028
Indofood Sukses Makmur Tbk PT                                                           198,000               35,405
Indonesian Satellite Corp. Tbk PT                                                        84,500               62,601
International Nickel Indonesia Tbk PT                                                    11,500               76,483
Kalbe Farma Tbk PT(a)                                                                   298,500               41,043
Lippo Karawaci Tbk PT                                                                   237,000               33,309
Medco Energi Internasional Tbk PT                                                       122,000               46,894
Perusahaan Gas Negara PT                                                                 73,500               84,132
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT                                    30,500               21,788
Ramayana Lestari Sentosa Tbk PT                                                         110,000                9,610
Semen Gresik Persero Tbk PT                                                              11,100               46,628
Sinar Mas Agro Resources & Technology Tbk PT(a)                                          23,000                9,774
Summarecon Agung Tbk PT                                                                  80,800               10,425
Tambang Batubara Bukit Asam Tbk PT (Series 'B')                                          45,000               19,070
Telekomunikasi Indonesia Tbk PT                                                         252,500              288,842
Unilever Indonesia Tbk PT                                                                80,300               49,571
United Tractors Tbk PT                                                                  255,500              219,726
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,062,629
--------------------------------------------------------------------------------------------------------------------

Israel -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                                                              200          $    27,329
Alvarion Ltd.(a)                                                                          1,500               12,671
Avner Oil & Gas Ltd.                                                                    135,700               11,205
Bank Hapoalim B.M                                                                        26,000              135,546
Bank Leumi Le-Israel                                                                     26,260               98,420
Bezeq Israeli Telecommunication Corp. Ltd.                                               92,400              147,201
Cellcom Israel Ltd.(a)                                                                    1,500               29,955
Check Point Software Technologies Ltd.(a)                                                 3,860               90,903
Clal Industries Ltd.                                                                      3,100               19,993
Clal Insurance & Enterprise Holdings Ltd.                                                   410               12,756
Delek Group Ltd.                                                                            160               35,464
Discount Investment Corp.                                                                   400               12,021
ECI Telecom Ltd.(a)                                                                       1,200               10,032
Elbit Medical Imaging Ltd.                                                                  500               22,431
Elbit Systems Ltd.                                                                          400               16,209
First International Bank of Israel Ltd.(a)                                                  760               10,502
Gazit Globe (1982) Ltd.                                                                     900               11,750
Gilat Satellite Networks Ltd.(a)                                                          1,160               10,579
Harel Insurance Investments Ltd.                                                            180                9,892
IDB Development Corp. Ltd.                                                                  350               12,869
IDB Holding Corp. Ltd.                                                                      700               21,357
Israel Chemicals Ltd.                                                                    20,400              155,736
Israel Corp. Ltd.                                                                           108               68,611
Israel Discount Bank Ltd. (Series 'A')(a)                                                 6,200               12,976
Koor Industries Ltd.(a)                                                                     210               13,333
Makhteshim-Agan Industries Ltd.                                                          12,610               91,519
Mizrahi Tefahot Bank Ltd.                                                                 4,300               31,834
Ness Technologies, Inc.(a)                                                                  800               10,672
Nice Systems Ltd.(a)                                                                      1,330               48,899
Oil Refineries Ltd.(a)                                                                   51,000               38,769
Orbotech Ltd.(a)                                                                            500               11,465
Ormat Industries Ltd.                                                                     2,900               34,612
Osem Investment Ltd.                                                                      1,144               12,367
Partner Communications Co., Ltd.                                                          7,500              122,412
RADVision Ltd.(a)                                                                           600               13,266
Super-Sol Ltd.(a)                                                                         2,800               11,441
Syneron Medical Ltd.(a)                                                                     500               12,595
Teva Pharmaceutical Industries Ltd.                                                       4,400              168,746
Teva Pharmaceutical Industries Ltd. (ADR)                                                12,300              471,213
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,089,551
--------------------------------------------------------------------------------------------------------------------

Kenya -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Athi River Mining Ltd.                                                                   21,500          $    22,116
Bamburi Cement Co., Ltd.                                                                 32,500               95,040
Barclays Bank of Kenya Ltd.                                                             102,965              103,646
East African Breweries Ltd.                                                              33,300               70,955
ICDC Investment Co., Ltd.                                                                33,800               12,090
Kenya Airways Ltd.                                                                       75,600               93,320
Kenya Commercial Bank Ltd.                                                              133,000               48,861
Kenya Power & Lighting Ltd.                                                               5,000               15,503
Mumias Sugar Co., Ltd.                                                                  108,700               43,129
Nation Media Group Ltd.                                                                   4,600               16,291
Standard Chartered Bank Kenya Ltd.                                                        5,400               14,284
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   535,235
--------------------------------------------------------------------------------------------------------------------

Latvia -- 0.4%
--------------------------------------------------------------------------------------------------------------------
Grindeks(a)                                                                               2,000          $    30,839
Latvian Shipping Co.(a)                                                                  44,000               97,930
SAF Tehnika(a)                                                                            5,000               73,342
Ventspils Nafta(a)                                                                        7,900               40,785
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   242,896
--------------------------------------------------------------------------------------------------------------------

Lithuania -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Apranga PVA                                                                              12,686          $    88,250
Bankas Snoras                                                                             9,700               18,199
Invalda PVA                                                                               5,900               32,960
Klaipedos Nafta PVA                                                                     132,700               56,072
Lietuvos Dujos                                                                           31,900               45,928
Pieno Zvaigzdes                                                                           6,000               11,762
Rokiokio Suris                                                                              530               11,730
Rytu Skirstomieji Tinklai                                                                 9,000               12,091
Sanitas                                                                                   2,900               18,539
Siauliu Bankas                                                                           22,100               31,480
Teo LT AB                                                                               123,500              116,522
Ukio Bankas Commercial Bank                                                              51,780               85,329
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   528,862
--------------------------------------------------------------------------------------------------------------------

Malaysia -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Airasia Bhd(a)                                                                           40,000          $    22,586
AMMB Holdings Bhd                                                                        33,800               39,325
Asiatic Development Bhd                                                                  12,000               20,253
Astro All Asia Networks Plc                                                              26,900               39,553
Batu Kawan Bhd                                                                           16,700               45,717
Berjaya Sports Toto Bhd                                                                   6,500                8,485
British American Tobacco Malaysia Bhd                                                     1,500               20,127
Bumiputra-Commerce Holdings Bhd                                                          23,600               74,001
Bursa Malaysia Bhd                                                                        6,200               20,818
Dialog Group Bhd                                                                         43,000               24,390
Digi.com Bhd                                                                              6,200               36,777
EON Capital Bhd                                                                           5,600               10,854
Gamuda Bhd                                                                               16,000               36,567
Genting Bhd                                                                              34,000               84,080
Golden Hope Plantations Bhd                                                               6,100               14,147
Green Packet Bhd                                                                          9,000               12,784
Hong Leong Bank Bhd                                                                       4,300                8,001
IGB Corp. Bhd                                                                            28,300               23,432
IJM Corp. Bhd                                                                            22,450               56,847
IOI Corp. Bhd                                                                            11,000               80,691
KNM Group Bhd                                                                            17,900               73,358
Kuala Lumpur Kepong Bhd                                                                   9,500               36,031
Kumpulan Guthrie Bhd                                                                      7,800               14,109
Lafarge Malayan Cement Bhd                                                               72,900               37,309
Lion Diversified Holdings Bhd                                                             5,900               14,827
Magnum Corp. Bhd                                                                         20,700               21,076
Malakoff Bhd                                                                              9,100               27,390
Malayan Banking Bhd                                                                      26,800               93,461
Malaysia International Shipping Corp. Bhd                                                19,300               54,902
Malaysian Airline System Bhd(a)                                                          22,200               37,388
Malaysian Oxygen Bhd                                                                      1,800                7,785
Malaysian Pacific Industries Bhd                                                          2,200                6,595
Malaysian Plantations Bhd(a)                                                             16,500               14,136
Malaysian Resources Corp. Bhd(a)                                                         35,000               22,850
Maxis Communications Bhd                                                                 21,600               82,057
Media Prima Bhd                                                                          24,700               19,794
MMC Corp. Bhd                                                                            18,900               38,845
Multi-Purpose Holdings Bhd(a)                                                            26,700               19,258
Petra Perdana Bhd                                                                        25,000               25,248
Petronas Dagangan Bhd                                                                    13,800               28,303
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd                                    13,600               12,037
PPB Group Bhd                                                                            10,000               21,992
PPB Oil Palms Bhd                                                                         4,700               20,083
Public Bank Bhd                                                                          26,600               72,896
Ranhill Bhd                                                                              31,000               11,323
Resorts World Bhd                                                                        26,000               24,668
RHB Capital Bhd                                                                           8,500               11,669
Sarawak Energy Bhd                                                                       33,000               21,477
Scomi Group Bhd                                                                          42,000               17,070
Shell Refining Co. Bhd                                                                    2,500                7,804
Sime Darby Bhd                                                                           41,400              110,997
SP Setia Bhd                                                                              6,000               14,419
Ta Ann Holdings Bhd                                                                       6,600               20,637
TA Enterprise Bhd                                                                        35,700               19,441
Tanjong Plc                                                                               3,000               14,671
Telekom Malaysia Bhd                                                                     13,800               43,400
Tenaga Nasional Bhd                                                                      16,000               53,067
Titan Chemicals Corp. Bhd                                                                36,000               17,794
Transmile Group Bhd                                                                       2,600                9,953
Uchi Technologies Bhd                                                                    11,500               11,005
UEM Builders Bhd                                                                         29,600               12,668
UEM World Bhd                                                                            44,200               51,757
UMW Holdings Bhd                                                                          6,200               20,615
Wah Seong Corp. Bhd                                                                      23,100               21,813
WTK Holdings Bhd                                                                         13,300               37,588
YTL Corp. Bhd                                                                             7,100               15,075
YTL Power International Bhd                                                              12,490                8,154
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,058,230
--------------------------------------------------------------------------------------------------------------------

Mauritius -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Ireland Blyth Ltd.                                                                        6,400          $    12,968
Mauritius Commercial Bank                                                                69,000              214,739
Mauritius Development Investment Trust Co., Ltd.                                        128,000               20,221
New Mauritius Hotels Ltd.                                                                33,000              141,801
Promotion & Development Ltd.                                                              5,600               20,348
Rogers & Co., Ltd.                                                                        2,400               20,777
State Bank of Mauritius Ltd.                                                             34,600               52,474
Sun Resorts Ltd.                                                                         25,000               70,175
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   553,503
--------------------------------------------------------------------------------------------------------------------

Mexico -- 6.3%
--------------------------------------------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                                                               23,800          $   178,616
America Movil SA de CV (Series 'A')                                                       3,700                9,888
America Movil SA de CV (Series 'L')                                                     360,720              947,834
Axtel SA de CV (Series 'CPO')(a)                                                          3,400               16,026
Carso Global Telecom SA de CV (Series 'A1')(a)                                           11,800               53,793
Carso Infraestructura y Construccion SA(a)                                               63,800               56,056
Cemex SAB de CV (Series 'CPO')(a)                                                       143,300              466,377
Coca-Cola Femsa SA de CV (Series 'L')                                                     3,200               12,421
Consorcio ARA SA de CV                                                                   19,200               31,455
Controladora Comercial Mexicana SA de CV                                                  4,000               10,342
Corporacion GEO SA de CV (Series 'B')(a)                                                  7,300               40,147
Corporacion Interamericana de Entretenimiento SA de CV(a)                                 3,800               10,430
Corporacion Moctezuma SA de CV                                                            5,000               14,644
Desarrolladora Homex SA de CV(a)                                                          3,600               34,925
Desc SA de CV (Series 'B')(a)                                                            12,100               20,598
Embotelladoras Arca SA                                                                    2,700                9,635
Empresas ICA SA de CV(a)                                                                 32,600              128,893
Fomento Economico Mexicano SA de CV (Series 'UBD')                                       13,600              146,564
Gruma SAB (Class 'B' Shares)                                                              3,300               11,069
Grupo Aeroportuario del Pacifico SA de CV (Class 'B' Shares)                              2,500               11,372
Grupo Aeroportuario del Sureste SAB de CV (Class 'B' Shares)                              6,900               33,312
Grupo Bimbo SA de CV (Series 'A')                                                         9,200               49,679
Grupo Carso SA de CV (Series 'A1')                                                       43,600              173,622
Grupo Cementos de Chihuahua SA de CV                                                      2,100               11,324
Grupo Elektra SA de CV                                                                    1,100               18,121
Grupo FAMSA SA (Series 'A')(a)                                                            2,400               14,497
Grupo Financiero Banorte SA de CV (Class 'O' Shares)                                    108,500              472,777
Grupo Financiero Inbursa SA de CV (Class 'O' Shares)                                     71,300              142,257
Grupo IMSA SA de CV                                                                       2,400               14,717
Grupo Iusacell SA de CV(a)                                                                1,100               16,108
Grupo Lamosa SAB de CV                                                                    9,300               14,036
Grupo Mexico SA de CV (Series 'B')                                                       27,000              145,796
Grupo Modelo SA de CV (Series 'C')                                                       14,400               74,397
Grupo Televisa SA (Series 'CPO')                                                         30,600              171,816
Impulsora del Desarrollo y el Empleo en America Latina SA de CV (Series 'B1')(a)         59,100               74,103
Industrias CH SA (Series 'B')(a)                                                          7,100               31,971
Industrias Penoles SA de CV                                                               2,900               35,964
Kimberly-Clark de Mexico SA de CV                                                        11,700               52,470
Mexichem SA de CV                                                                        16,100               49,215
Organizacion Soriana SAB de CV (Class 'B' Shares)                                         4,800               15,486
Promotora y Operadora de Infraestructura SA de CV(a)                                     13,500               37,684
SARE Holding SAB de CV (Class 'B' Shares)(a)                                              6,800               11,389
Telefonos de Mexico SA de CV (Series 'A')                                                 6,500               11,244
Telefonos de Mexico SA de CV (Series 'L')                                               104,100              178,546
TV Azteca SA de CV (Series 'CPO')                                                        39,000               33,517
Urbi Desarrollos Urbanos SA de CV(a)                                                      8,000               33,497
Vitro SA de CV (Series 'A')                                                               4,900               11,579
Wal-Mart de Mexico SA de CV (Series 'V')                                                 52,400              206,123
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,346,332
--------------------------------------------------------------------------------------------------------------------

Morocco -- 1.6%
--------------------------------------------------------------------------------------------------------------------
Attijariwafa Bank                                                                           365          $   137,346
Banque Centrale Populaire                                                                    80               26,750
Banque Marocaine du Commerce Exterieur (BMCE)                                               500              153,477
Banque Marocaine pour le Commerce et L' Industrie (BMCI)                                    180               29,765
Centrale Laitiere                                                                            85               75,446
Ciments du Maroc                                                                            160               60,697
Credit Immobilier et Hotelier (CIH)(a)                                                      290               25,094
Douja Promotion Groupe Addoha SA(a)                                                         230               80,121
Holcim Maroc SA                                                                              60               24,075
Lafarge Ciments                                                                              40               31,078
Maroc Telecom                                                                            10,440              176,241
ONA SA                                                                                      570              122,881
Samir                                                                                       240               27,839
Societe des Brasseries du Maroc                                                             100               24,318
Societe Nationale d'Investissement                                                          240               58,486
SONASID (Societe Nationale de Siderurgie)                                                    90               36,903
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 1,090,517
--------------------------------------------------------------------------------------------------------------------

Nigeria -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Access Bank Nigeria Plc(a)                                                              186,000          $    22,431
Afribank Nigeria Plc(a)                                                                 111,300               10,051
African Petroleum Plc(a)                                                                 33,700               17,562
Ashaka Cement Plc                                                                        25,000               12,946
Cadbury Nigeria Plc                                                                      22,000                6,301
Dangote Sugar Refinery Plc                                                               45,060               15,217
First Bank of Nigeria Plc                                                               231,100               73,256
Guaranty Trust Bank Plc                                                                 147,000               43,483
Guiness Nigeria Plc                                                                      31,475               31,858
Intercontinental Bank Plc(a)                                                            189,500               36,428
Mobil Nigeria Plc                                                                         7,000                9,612
Nestle Foods Nigeria Plc                                                                  7,500               13,446
Nigerian Breweries Plc                                                                  103,600               30,336
Oando Plc                                                                                17,300                9,909
Oceanic Bank International Plc                                                          118,500               18,159
Total Nigeria Plc                                                                         6,800               10,137
UAC of Nigeria Plc(a)                                                                    96,800               24,585
Unilever Nigeria Plc                                                                    270,000               40,251
Union Bank of Nigeria Plc                                                               101,280               26,629
West African Portland Cement Co., Plc                                                    74,000               38,321
Zenith Bank Ltd.                                                                        137,000               53,306
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   544,224
--------------------------------------------------------------------------------------------------------------------

Oman -- 0.8%
--------------------------------------------------------------------------------------------------------------------
AES Barka SAOG                                                                            2,600          $    16,622
Alliance Housing Bank                                                                    45,000               32,732
Bank Dhofar SAOG                                                                         21,620               23,027
Bank Muscat SAOG                                                                         31,345               94,943
National Bank of Oman Ltd.                                                                2,995               42,402
Oman Cables Industry SAOG                                                                 6,700               22,713
Oman Cement Co., SAOG                                                                     1,310               20,146
Oman Flour Mills Co., Ltd. SAOG                                                           3,910               20,294
Oman International Bank SAOG                                                              2,541               16,826
Oman Telecommunications Co.                                                              26,750               77,550
Ominvest                                                                                 14,700               16,038
Raysut Cement Co., SAOG                                                                  16,200               55,634
Renaissance Holdings Co.                                                                 55,800               89,582
Shell Oman Marketing Co.                                                                  5,100               19,515
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   548,024
--------------------------------------------------------------------------------------------------------------------

Pakistan -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Allied Bank Ltd.                                                                         11,800          $    21,598
Bank Alfalah Ltd.(a)                                                                     37,050               36,013
Bank of Punjab                                                                           12,000               21,320
Engro Chemical Pakistan Ltd.                                                              6,500               21,844
Fauji Fertilizer Co., Ltd.                                                               12,000               22,719
Hub Power Co., Ltd.                                                                      46,000               25,486
Indus Motor Co., Ltd.                                                                     5,000               23,986
Kot Addu Power Co., Ltd.                                                                 25,000               25,723
Lucky Cement Ltd.                                                                        14,500               24,755
Muslim Commercial Bank Ltd.                                                              15,475               75,290
National Bank of Pakistan                                                                 5,175               21,047
Nishat Mills Ltd.                                                                        14,500               27,105
Oil & Gas Development Co., Ltd.                                                           9,500               19,114
Pak Suzuki Motor Co., Ltd.                                                                4,500               27,635
Pakistan Industrial Credit & Investment Corp. Ltd.                                       18,500               20,149
Pakistan Oil Fields Ltd.                                                                  4,000               21,955
Pakistan Petroleum Ltd.                                                                   5,200               22,633
Pakistan State Oil Co., Ltd.                                                              4,000               23,639
Pakistan Telecommunication Co., Ltd.                                                     30,500               25,598
SUI Northern Gas Pipelines Ltd.                                                          23,000               28,330
Unilever Pakistan Ltd.                                                                      500               17,320
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   553,259
--------------------------------------------------------------------------------------------------------------------

Peru -- 1.5%
--------------------------------------------------------------------------------------------------------------------
Alicorp SA                                                                               66,800          $    71,635
Banco Continental                                                                         8,200               27,027
Cementos Pacasmayo SAA                                                                   12,000               23,845
Cia de Minas Buenaventura SA                                                                800               25,737
Cia de Minas Buenaventura SA (ADR)                                                        1,500               48,870
Cia Minera Atacocha SA                                                                    8,000               28,513
Cia Minera Milpo SA                                                                      11,900               61,893
Credicorp Ltd.                                                                            1,820               95,368
Edegel SA                                                                               104,800               76,026
Empresa Agroindustrial Casa Grande SA(a)                                                 11,000               53,083
Ferreyros SA                                                                             20,300               44,499
Grana y Montero SA                                                                       28,000               63,586
Luz del Sur SAA                                                                          28,500               51,238
Minsur SA                                                                                10,500               34,873
Sociedad Minera Cerro Verde SA(a)                                                         1,700               45,475
Sociedad Minera el Brocal SA                                                              2,200               36,777
Southern Copper Corp.                                                                     2,400              193,452
Volcan Cia Minera SA (Class 'B' Shares)                                                  13,414               58,471
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 1,040,368
--------------------------------------------------------------------------------------------------------------------

Philippines -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                                                           866,000          $   164,255
Ayala Corp.                                                                               5,300               66,319
Ayala Land, Inc.                                                                        256,900               93,255
Banco De Oro                                                                             34,900               43,306
Bank of the Philippine Islands                                                           71,500               96,062
Belle Corp.(a)                                                                          675,000               18,464
China Banking Corp.                                                                       1,510               27,018
Equitable PCI Bank, Inc.(a)                                                               7,400               16,219
Filinvest Land, Inc.                                                                    610,000               22,419
First Gen Corp.                                                                          20,700               24,635
First Philippine Holdings Corp.                                                          23,000               36,655
Globe Telecom, Inc.                                                                       1,840               47,304
Holcim Philippines, Inc.                                                                287,000               53,443
International Container Terminal Services, Inc.                                          93,900               54,867
JG Summit Holding, Inc.                                                                 852,800              217,475
Jollibee Foods Corp.                                                                     43,500               44,943
Manila Electric Co. (Class 'B' Shares)                                                   41,900               63,216
Megaworld Corp.                                                                         555,800               37,468
Metropolitan Bank & Trust Co.                                                            67,000               87,103
Petron Corp.                                                                            407,000               45,854
Philippine Long Distance Telephone Co.                                                    6,590              349,569
Philippine National Bank(a)                                                              11,800               11,239
San Miguel Corp. (Class 'B' Shares)                                                     182,800              279,726
Security Bank Corp.                                                                       8,200               13,392
SM Investments Corp.                                                                      9,000               67,098
SM Prime Holdings, Inc.                                                                 189,000               45,053
Universal Robina Corp.                                                                   42,000               14,008
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,040,365
--------------------------------------------------------------------------------------------------------------------

Poland -- 3.0%
--------------------------------------------------------------------------------------------------------------------
Agora SA                                                                                  2,300          $    37,215
Alchemia SA(a)                                                                              550               10,472
Apator SA                                                                                 2,600               22,341
Bank Handlowy w Warszawie SA                                                                370               12,556
Bank Millennium SA                                                                        3,100               12,054
Bank Pekao SA                                                                             1,935              181,582
Bank Przemyslowo-Handlowy BPH                                                               195               68,742
Bank Zachodni WBK SA                                                                        500               54,542
Bioton SA(a)                                                                             90,000               62,671
BRE Bank SA(a)                                                                              243               44,023
Budimex SA(a)                                                                               800               36,083
Cersanit-Krasnystaw SA(a)                                                                 2,800               48,028
Ciech SA                                                                                    450               14,790
ComArch SA(a)                                                                               180               15,971
ComputerLand SA                                                                             260                9,195
Debica SA (Series 'A')                                                                      470               16,293
Dom Development SA(a)                                                                       250               16,060
Echo Investment SA(a)                                                                       400               15,455
Farmacol SA(a)                                                                              840               12,569
Firma Chemiczna Dwory SA(a)                                                                 380               19,185
Getin Holding SA(a)                                                                       2,850               13,658
Globe Trade Centre SA(a)                                                                  2,990               52,821
Grupa Kety SA(a)                                                                            170               11,860
Grupa Lotos SA(a)                                                                         2,353               37,247
ING Bank Slaski SA                                                                          125               36,780
KGHM Polska Miedz SA                                                                      2,880              109,236
Kredyt Bank SA                                                                            1,500               11,709
LPP SA(a)                                                                                    35               22,455
Mondi Packaging Paper Swiecie SA                                                            330               13,057
Netia SA                                                                                 23,415               33,370
NG2 SA                                                                                      810               20,900
Orbis SA                                                                                  1,360               40,826
PBG SA(a)                                                                                   420               64,563
Polimex Mostostal SA                                                                        770               72,794
Polish Oil & Gas                                                                         17,900               26,736
Polska Grupa Farmaceutyczna SA                                                              700               21,603
Polski Koncern Miesny Duda SA(a)                                                          4,300               21,047
Polski Koncern Naftowy Orlen SA(a)                                                        8,080              131,587
Powszechna Kasa Oszczednosci Bank Polski SA                                               9,370              170,861
Praterm SA(a)                                                                             1,109               20,597
Prokom Software SA                                                                          500               29,333
Softbank SA                                                                                 800               23,578
Telekomunikacja Polska SA                                                                34,800              278,698
TVN SA(a)                                                                                 6,700               65,086
Zaklad Przetworstwa Hutniczego Stalprodukt SA                                                55               22,783
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,063,012
--------------------------------------------------------------------------------------------------------------------

Qatar -- 1.6%
--------------------------------------------------------------------------------------------------------------------
Barwa Real Estate Co.(a)                                                                  2,600          $    21,784
Commercial Bank of Qatar                                                                  3,150               80,042
Doha Bank Ltd.                                                                            3,160               63,108
First Finance Co.                                                                         2,200               15,411
Industries Qatar                                                                          7,650              184,089
Masraf Al Rayan(a)                                                                       18,700               71,917
Qatar Electricity & Water Co.                                                             1,020               19,838
Qatar Fuel                                                                                1,770               55,478
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)                                               23,400              123,418
Qatar Insurance Co.                                                                         720               19,779
Qatar International Islamic Bank                                                          1,735               39,988
Qatar Islamic Bank                                                                        2,950               77,553
Qatar National Bank                                                                       1,875               98,893
Qatar National Navigation                                                                 1,650               36,215
Qatar Real Estate Investment Co.                                                          2,300               20,344
Qatar Shipping Co.                                                                        1,260               20,352
Qatar Telecom QSC                                                                         1,525               99,159
United Development Co.                                                                    2,180               18,265
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 1,065,633
--------------------------------------------------------------------------------------------------------------------

Romania -- 0.8%
--------------------------------------------------------------------------------------------------------------------
Antibiotice SA(a)                                                                        40,500          $    30,617
Banca Transilvania(a)                                                                   190,200               85,037
Biofarm Bucuresti                                                                        83,000               25,505
BRD-Group Societe Generale                                                               17,040              161,153
Impact SA                                                                               137,500               44,921
Rompetrol Rafinare SA(a)                                                                492,500               21,015
SNP Petrom SA                                                                           267,600               61,070
Transelectrica SA(a)                                                                      2,400               47,370
Turbomechanica SA                                                                       171,200               51,357
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   528,045
--------------------------------------------------------------------------------------------------------------------

Russia -- 5.9%
--------------------------------------------------------------------------------------------------------------------
AvtoVAZ                                                                                     230          $    23,109
Cherepovets MK Severstal                                                                  2,900               38,945
Comstar United Telesystems (GDR)(a)                                                       2,000               16,300
CTC Media, Inc.(a)                                                                        1,800               46,944
Evraz Group SA (GDR)(144A)                                                                  600               20,907
Gazprom Neft                                                                              5,000               18,849
Golden Telecom, Inc. (ADR)                                                                  400               23,444
Irkutskenergo                                                                            39,700               42,275
JSC Scientific Production Corp. Irkut(a)                                                 45,500               43,542
JSC Severstal-Avto                                                                          550               17,625
Lebedyansky                                                                                 310               27,046
LUKOIL                                                                                      890               69,582
LUKOIL (ADR)                                                                              3,700              289,710
Mechel (ADR)                                                                                700               22,862
Mining & Metallurgical Co.                                                                  730              136,534
Mobile Telesystems (ADR)                                                                  2,200              121,220
Mosenergo                                                                                80,700               19,110
NovaTek OAO (GDR)(144A)                                                                   1,050               54,010
Novolipetsk Steel (GDR)(144A)                                                               636               17,666
OAO Gazprom                                                                              42,000              413,923
OAO Gazprom (ADR)                                                                        16,050              639,592
OAO Rosneft Oil Co.                                                                       6,700               57,767
OAO Rosneft Oil Co. (GDR)(a)                                                              6,300               54,999
OAO TMK (GDR)(a)(144A)                                                                      200                7,300
OGK-3(a)                                                                                114,000               19,238
Polyus Gold Co.(a)                                                                          800               36,523
RAO Unified Energy System (GDR)                                                         185,700              240,718
RBC Information Systems(a)                                                                2,950               27,374
Rostelecom                                                                                3,500               30,656
Rostelecom (ADR)                                                                            400               21,140
Sberbank RF                                                                                 202              786,921
Sistema JSFC (GDR)                                                                        1,830               51,410
Slavneft-Megionneftegas(a)                                                                  500               20,325
Surgutneftegaz                                                                           72,100               93,455
Surgutneftegaz (ADR)                                                                      1,972              126,825
Surgutneftegaz (PFD Shares)                                                              41,500               32,635
Tatneft                                                                                  10,900               50,049
Transneft                                                                                    10               18,755
Unified Energy System (PFD Shares)                                                       21,500               25,559
Uralsvyazinform                                                                         341,000               21,663
VimpelCom (ADR)(a)                                                                        1,340              129,658
Wimm-Bill-Dann Foods OJSC (ADR)                                                             730               58,838
X5 Retail Group NV (GDR)(a)                                                               2,500               75,682
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,090,685
--------------------------------------------------------------------------------------------------------------------

South Africa -- 6.0%
--------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                           3,150          $    64,715
AECI Ltd.                                                                                   530                6,049
African Bank Investments Ltd.                                                             4,100               19,712
African Oxygen Ltd. (AFROX)                                                               3,600               16,397
African Rainbow Minerals Ltd.(a)                                                          1,100               18,480
Alexander Forbes Ltd.                                                                     7,000               16,383
Allan Gray Property Trust                                                                12,700               13,469
Allied Electronics Corp. Ltd.                                                             2,782               17,633
Allied Electronics Corp. Ltd. (PFD Shares)(a)                                             7,900               50,370
Allied Technologies Ltd.                                                                    600                5,644
Anglo Platinum Ltd.                                                                         750              120,811
AngloGold Ashanti Ltd.                                                                    1,640               72,952
Aspen Pharmacare Holdings Ltd.(a)                                                         3,250               17,791
Aveng Ltd.                                                                               10,950               74,530
AVI Ltd.                                                                                  4,200               13,114
Barloworld Ltd.                                                                           5,520              153,919
Bidvest Group Ltd.                                                                        8,710              181,668
Business Connexion Group                                                                  9,500                9,460
DataTec Ltd.                                                                              4,000               21,135
Discovery Holdings Ltd.                                                                   3,100               14,305
Distribution & Warehousing Network Ltd.                                                   8,900               21,580
Edgars Consolidated Stores Ltd.                                                           5,200               33,657
Ellerine Holdings Ltd.                                                                      470                6,385
FirstRand Ltd.                                                                           55,350              196,294
Foschini Ltd.                                                                             2,600               27,085
Gold Fields Ltd.                                                                          6,835              122,573
Grindrod Ltd.                                                                             8,200               22,878
Group Five Ltd.                                                                           3,460               25,704
Growthpoint Properties Ltd.                                                              13,300               29,939
Harmony Gold Mining Co., Ltd.(a)                                                          3,410               54,340
Hyprop Investments Ltd.                                                                   3,300               22,654
Illovo Sugar Ltd.                                                                         3,700               10,651
Impala Platinum Holdings Ltd.                                                             5,920              191,485
Imperial Holdings Ltd.                                                                    2,680               60,445
Investec Ltd.                                                                             1,800               25,384
JD Group Ltd.                                                                             1,790               23,662
Johnnic Communications Ltd.                                                               2,050               29,057
JSE Ltd.                                                                                  2,100               21,389
Kumba Iron Ore Ltd.                                                                       1,210               26,278
Kumba Resources Ltd.                                                                        210                1,795
Lewis Group Ltd.                                                                          1,300               13,362
Liberty Group Ltd.                                                                        2,200               28,629
Massmart Holdings Ltd.                                                                    3,700               51,394
Medi-Clinic Corp. Ltd.                                                                    5,700               20,945
Metorex Ltd.(a)                                                                           6,000               20,293
Metropolitan Holdings Ltd.                                                                5,600               13,311
Mittal Steel South Africa Ltd.                                                            2,440               44,015
Mr. Price Group Ltd.                                                                      4,900               22,398
MTN Group Ltd.                                                                           35,040              512,818
Murray & Roberts Holdings Ltd.                                                           10,250               88,133
Mvelaphanda Group Ltd.                                                                   18,900               31,972
Nampak Ltd.                                                                               9,138               29,687
Naspers Ltd. (Class 'N' Shares)                                                           4,410              110,999
Nedbank Group Ltd.                                                                        3,830               81,821
Network Healthcare Holdings Ltd.                                                         20,050               42,147
Pick'n Pay Stores Ltd.                                                                    5,270               26,300
Pretoria Portland Cement Co., Ltd.                                                           80                5,474
Remgro Ltd.                                                                               4,500              120,179
Reunert Ltd.                                                                              4,660               53,027
RMB Holdings Ltd.                                                                         9,400               49,818
Sanlam Ltd.                                                                              19,490               65,597
Santam Ltd.                                                                                 870               13,581
Sappi Ltd.                                                                                1,980               35,183
Sasol Ltd.                                                                                4,400              151,050
Shoprite Holdings Ltd.                                                                    8,500               38,310
Spar Group Ltd.                                                                           2,000               15,125
Standard Bank Group Ltd.                                                                 11,310              176,615
Steinhoff International Holdings Ltd.                                                    17,440               61,606
Sun International Ltd.                                                                    1,000               20,563
Super Group Ltd.                                                                         10,100               20,638
Telkom South Africa Ltd.                                                                  4,900              119,990
Tiger Brands Ltd.                                                                         1,900               53,198
Tongaat-Hulett Group Ltd.                                                                   840               16,534
Trencor Ltd.                                                                              2,600               12,484
Truworths International Ltd.                                                              8,200               45,453
Wilson Bayly Holmes-Ovcon Ltd.                                                            1,300               17,047
Woolworths Holdings Ltd.                                                                 13,900               47,017
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,138,485
--------------------------------------------------------------------------------------------------------------------

South Korea -- 6.2%
--------------------------------------------------------------------------------------------------------------------
Amorepacific Corp.                                                                           33          $    21,280
Cheil Communications, Inc.                                                                   90               23,533
Cheil Industries, Inc.                                                                      250                9,436
CJ Corp.                                                                                    280               31,268
Daegu Bank                                                                                  650               10,685
Daelim Industrial Co., Ltd.                                                                 130               15,190
Daewoo Engineering & Construction Co., Ltd.                                               1,360               33,900
Daewoo International Corp.                                                                  240               10,611
Daewoo Motor Sales Corp.                                                                    670               21,856
Daewoo Securities Co., Ltd.                                                                 650               14,036
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                          890               35,934
Daishin Securities Co., Ltd.                                                                820               19,846
DC Chemical Co., Ltd.                                                                       250               35,532
Dongbu Insurance Co., Ltd.                                                                  750               21,845
Dongkuk Steel Mill Co., Ltd.                                                                580               15,831
Doosan Corp.(a)                                                                             240               22,122
Doosan Heavy Industries & Construction Co., Ltd.                                            220               17,228
Doosan Infracore Co., Ltd.                                                                  450               14,315
GS Engineering & Construction Corp.                                                         150               14,879
GS Holdings Corp.                                                                           700               31,736
Hana Financial Group, Inc.                                                                1,250               65,291
Hanarotelecom, Inc.(a)                                                                    1,400               14,130
Hanjin Heavy Industries & Construction Co., Ltd.                                            320               14,413
Hanjin Shipping Co., Ltd.                                                                 1,010               44,091
Hankook Tire Co., Ltd.                                                                      740               13,551
Hanmi Pharm Co., Ltd.                                                                       160               21,084
Hanwha Chemical Corp.                                                                     1,100               18,526
Hanwha Corp.                                                                                380               18,107
Hite Brewery Co., Ltd.                                                                       75               10,551
Honam Petrochemical Corp.                                                                   170               14,094
Hynix Semiconductor, Inc.(a)                                                              1,710               58,300
Hyosung Corp.                                                                               380               15,772
Hyundai Autonet Co., Ltd.                                                                   900                6,607
Hyundai Department Store Co., Ltd.                                                          115               11,773
Hyundai Development Co.                                                                     530               30,444
Hyundai Engineering & Construction Co., Ltd.(a)                                             200               11,906
Hyundai Heavy Industries Co., Ltd.                                                          275               69,328
Hyundai Merchant Marine Co., Ltd.                                                         1,220               38,686
Hyundai Mipo Dockyard Co., Ltd.                                                              75               15,202
Hyundai Mobis                                                                               530               42,535
Hyundai Motor Co., Ltd.                                                                   1,270               80,357
Hyundai Motor Co., Ltd. (PFD Shares)                                                        450               15,059
Hyundai Securities Co., Ltd.                                                                720               11,029
Hyundai Steel Co.                                                                           470               19,393
Industrial Bank of Korea                                                                  1,580               31,632
Kangwon Land, Inc.                                                                        1,420               29,330
KCC Corp.                                                                                    35               14,388
Kia Motors Corp.                                                                          4,650               55,072
Kookmin Bank                                                                              2,310              206,811
Korea Electric Power Corp.                                                                3,670              149,725
Korea Exchange Bank                                                                         680               11,032
Korea Express Co., Ltd.(a)                                                                  110                9,886
Korea Gas Corp.                                                                             280               11,578
Korea Investment Holdings Co., Ltd.                                                         210               12,380
Korea Zinc Co., Ltd.                                                                        130               19,701
Korean Air Lines Co., Ltd.                                                                  952               44,753
Korean Reinsurance Co.                                                                      750                9,546
KT Corp.                                                                                  3,240              145,491
KT Corp. (ADR)                                                                            1,175               26,626
KT Freetel Co., Ltd.                                                                      1,550               47,568
KT&G Corp.                                                                                1,135               81,626
LG Card Co., Ltd.(a)                                                                         25                1,155
LG Chem Ltd.                                                                                580               33,763
LG Corp.                                                                                    370               13,513
LG Dacom Corp.                                                                              450               11,019
LG Electronics, Inc.                                                                        750               50,043
LG Household & Health Care Ltd.                                                             100               13,320
LG Petrochemical Co., Ltd.                                                                  410               13,788
LG Telecom Ltd.(a)                                                                        3,265               34,045
LG.Philips LCD Co., Ltd.(a)                                                                 490               19,926
LIG Non-Life Insurance Co., Ltd.                                                          1,700               28,470
Lotte Chilsung Beverage Co., Ltd.                                                             7                9,035
Lotte Confectionery Co., Ltd.                                                                 8                9,986
Lotte Shopping Co., Ltd.                                                                    105               39,395
LS Cable Ltd.                                                                               400               21,848
Macquarie Korea Infrastructure Fund                                                       1,360               10,684
NHN Corp.                                                                                   285               44,598
Nong Shim Co., Ltd.                                                                          80               21,383
Pacific Corp.                                                                               189               35,449
Poongsan Corp.                                                                              390               10,413
POSCO                                                                                       807              338,575
Pusan Bank                                                                                  800               11,728
S-Oil Corp.                                                                                 535               41,167
Samsung Corp.                                                                             1,040               43,759
Samsung Electro-Mechanics Co., Ltd.                                                         250                9,293
Samsung Electronics Co., Ltd.                                                               791              483,951
Samsung Electronics Co., Ltd. (PFD Shares)                                                  148               69,647
Samsung Engineering Co., Ltd.                                                               230               16,895
Samsung Fire & Marine Insurance Co., Ltd.                                                   315               55,862
Samsung Heavy Industries Co., Ltd.                                                        1,450               47,416
Samsung SDI Co., Ltd.                                                                       130                7,604
Samsung Securities Co., Ltd.                                                                540               31,579
Samsung Techwin Co., Ltd.                                                                   250                9,889
Shinhan Financial Group Co., Ltd.                                                         2,660              149,812
Shinsegae Co., Ltd.                                                                          97               66,030
SK Chemicals Co., Ltd.                                                                      210               11,006
SK Corp.                                                                                  1,255              136,761
SK Networks Co., Ltd.(a)                                                                    800               22,855
SK Telecom Co., Ltd.                                                                        475              100,226
SK Telecom Co., Ltd. (ADR)                                                                2,550               63,317
STX Shipbuilding Co., Ltd.                                                                  770               22,259
Tong Yang Investment Bank                                                                 2,000               27,548
Woongjin Coway Co., Ltd.                                                                    350               11,708
Woori Finance Holdings Co., Ltd.                                                          1,580               39,320
Woori Investment & Securities Co., Ltd.                                                     500               11,556
Yuhan Corp.                                                                                  57                9,295
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,249,328
--------------------------------------------------------------------------------------------------------------------

Taiwan -- 6.2%
--------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                               19,000          $    36,045
Advanced Semiconductor Engineering, Inc.(a)                                              30,000               34,551
Altek Corp.                                                                               6,000               10,295
ASE Test Ltd.(a)                                                                         66,000               10,647
Asia Cement Corp.                                                                        14,000               14,528
Asia Optical Co., Inc.                                                                    4,000               16,959
Asustek Computer, Inc.                                                                   29,400               67,043
AU Optronics Corp.                                                                       51,210               80,737
BenQ Corp.(a)                                                                            19,000                7,241
Capital Securities Corp.                                                                 21,000                9,681
Catcher Technology Co., Ltd.                                                              2,000               15,253
Cathay Financial Holding Co., Ltd.                                                       73,348              148,543
Cathay Real Estate Development Co., Ltd.(a)                                              15,000                8,452
Chang Hwa Commercial Bank(a)                                                             52,000               30,419
Cheng Shin Rubber Industry Co., Ltd.                                                     11,000               11,327
Cheng Uei Precision Industry Co., Ltd.                                                    3,000                8,200
Chi Mei Optoelectronics Corp.                                                            40,432               45,265
China Airlines                                                                           22,000                9,607
China Development Financial Holding Corp.                                                97,780               40,935
China Motor Corp.                                                                        13,000               11,193
China Petrochemical Development Corp.(a)                                                 35,000               10,406
China Steel Corp.                                                                       123,000              139,135
Chinatrust Financial Holding Co., Ltd.                                                   69,560               54,499
Chunghwa Picture Tubes Ltd.(a)                                                           51,000               12,313
Chunghwa Telecom Co., Ltd.                                                              103,280              196,211
Compal Electronics, Inc.                                                                 37,000               33,592
Coretronic Corp.                                                                         14,000               22,094
D-Link Corp.                                                                             12,000               22,140
Delta Electronics, Inc.                                                                  15,000               46,858
E.Sun Financial Holding Co., Ltd.                                                        16,000                9,042
Epistar Corp.                                                                             4,000               13,100
Eternal Chemical Co., Ltd.                                                                7,000               11,718
EVA Airways Corp.                                                                        99,000               38,921
Evergreen International Storage & Transport Corp.                                        19,000                9,731
Evergreen Marine Corp.                                                                   65,050               39,736
Everlight Electronics Co., Ltd.                                                           6,000               20,655
Far Eastern International Bank                                                           17,000                7,708
Far Eastern Textile Ltd.                                                                 39,000               35,466
Far EasTone Telecommunications Co., Ltd.                                                114,000              128,483
Feng Hsin Iron & Steel Co., Ltd.                                                          9,000               11,199
First Financial Holding Co., Ltd.                                                        50,000               34,404
Formosa Chemicals & Fibre Corp.                                                          31,000               57,559
Formosa International Hotels Corp.                                                        2,000               21,529
Formosa Petrochemical Corp.                                                              24,000               51,362
Formosa Plastics Corp.                                                                   61,000              116,433
Formosa Taffeta Co., Ltd.                                                                40,000               36,169
Foxconn Technology Co., Ltd.                                                              4,000               37,503
Fu Sheng Industrial Co., Ltd.                                                            21,000               20,664
Fubon Financial Holding Co., Ltd.                                                        48,000               41,670
Fuhwa Financial Holdings Co., Ltd.(a)                                                    92,225               39,684
HannStar Display Corp.(a)                                                               106,000               20,019
High Tech Computer Corp.                                                                  4,000               59,593
Hon Hai Precision Industry Co., Ltd.                                                     35,600              234,782
Hotai Motor Co., Ltd.                                                                    18,000               43,102
Hsinchu International Bank(b)                                                            14,000               10,296
Hua Nan Financial Holdings Co., Ltd.                                                     48,000               33,082
Inventec Appliances Corp.                                                                 6,000               11,067
Inventec Co., Ltd.                                                                       14,000               10,313
Johnson Health Tech Co., Ltd.                                                             2,000               13,770
KGI Securities Co., Ltd.(a)                                                              29,000                9,523
Largan Precision Co., Ltd.                                                                4,000               44,878
Lite-On Technology Corp.                                                                 31,034               38,285
Macronix International Co., Ltd.(a)                                                      24,000                9,974
MediaTek, Inc.                                                                            8,100              100,745
Mega Financial Holding Co., Ltd.                                                         63,000               40,151
Mitac International Corp.                                                                 9,000                9,516
Mosel Vitelic, Inc.                                                                      14,000               17,499
Motech Industries, Inc.                                                                   1,000               12,292
Nan Ya Plastics Corp.                                                                    81,270              147,834
Nan Ya Printed Circuit Board Corp.                                                        2,000               11,636
Nanya Technology Corp.                                                                   13,000               10,994
Novatek Microelectronics Corp. Ltd.                                                       3,000               14,751
Pixart Imaging, Inc.                                                                      1,000               12,058
Polaris Securities Co., Ltd.                                                             21,000                8,807
Pou Chen Corp.                                                                           55,649               58,060
Powerchip Semiconductor Corp.                                                            64,780               39,149
Powertech Technology, Inc.                                                                4,000               14,908
President Chain Store Corp.                                                              23,000               58,985
ProMOS Technologies, Inc.(a)                                                             26,000               10,195
Quanta Computer, Inc.                                                                    27,139               38,896
Realtek Semiconductor Corp.                                                               7,000               14,117
Shin Kong Financial Holding Co., Ltd.                                                    40,000               36,989
Siliconware Precision Industries Co.                                                     20,000               37,636
Sincere Navigation                                                                        9,000               13,686
SinoPac Financial Holdings Co., Ltd.                                                     89,000               38,490
Sunplus Technology Co., Ltd.                                                             14,000               30,617
Synnex Technology International Corp.                                                    15,000               18,881
Taishin Financial Holdings Co., Ltd.(a)                                                  59,000               28,716
Taiwan Cement Corp.                                                                      27,000               23,984
Taiwan Cooperative Bank                                                                  15,000               10,291
Taiwan Fertilizer Co., Ltd.                                                               7,000               12,763
Taiwan Mobile Co., Ltd.                                                                 126,000              130,551
Taiwan Semiconductor Manufacturing Co., Ltd.                                            171,000              348,112
Tatung Co., Ltd.(a)                                                                      25,000               10,523
Teco Electric & Machinery Co., Ltd.                                                      63,000               32,410
Tripod Technology Corp.                                                                   3,000               11,193
Tung Ho Steel Enterprise Corp.                                                           11,000               12,158
U-Ming Marine Transport Corp.                                                            20,000               36,903
Uni-President Enterprises Corp.                                                          85,000               83,507
Unimicron Technology Corp.                                                                8,000               10,847
United Microelectronics Corp.                                                           144,204               83,112
Via Technologies, Inc.(a)                                                                10,000                9,706
Walsin Lihwa Corp.(a)                                                                    21,000               10,744
Wan Hai Lines Ltd.                                                                       31,000               20,536
Winbond Electronics Corp.(a)                                                             26,000                8,716
Wistron Corp.                                                                             8,000               11,879
Yageo Corp.(a)                                                                           50,000               19,664
Yang Ming Marine Transport                                                               19,000               12,419
Yieh Phui Enterprise                                                                     24,000               10,217
Yuen Foong Yu Paper Manufacturing Co., Ltd.                                              24,000                9,613
Yulon Motor Co., Ltd.                                                                    31,135               34,479
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 4,255,524
--------------------------------------------------------------------------------------------------------------------

Thailand -- 3.2%
--------------------------------------------------------------------------------------------------------------------
Advance Agro Pcl(a)                                                                      21,000          $    22,646
Advanced Info Service Pcl                                                                19,600               42,289
Advanced Info Service Pcl(c)                                                             32,300               71,983
Airports of Thailand Pcl(c)                                                              10,200               17,452
Airports of Thailand Pcl                                                                 13,000               22,102
Amata Corp. Pcl(c)                                                                       23,000                8,003
Aromatics (Thailand) Pcl                                                                 11,300               17,872
Asian Property Development Pcl                                                          187,000               24,984
Bangkok Bank Pcl                                                                         39,700              124,583
Bangkok Bank Pcl(c)                                                                       4,300               13,841
Bangkok Dusit Medical Services Pcl                                                       43,500               47,534
Bangkok Expressway Pcl(c)                                                                27,000               18,168
Bangkok Land Pcl(a)                                                                     800,000               20,089
Bank of Ayudhya Pcl                                                                      50,800               30,889
Bank of Ayudhya Pcl(c)                                                                   13,600                8,308
Banpu Pcl(c)                                                                              2,700               16,654
Banpu Pcl                                                                                 4,300               26,359
BEC World Pcl(c)                                                                         51,100               34,532
Big C Supercenter Pcl                                                                     9,900               15,046
Big C Supercenter Pcl(c)                                                                  6,300                9,602
Bumrungrad Hospital Pcl(c)                                                               11,000               15,183
Bumrungrad Hospital Pcl                                                                  21,000               29,219
Cal-Comp Electronics (Thailand) Pcl(c)                                                  195,000               25,234
Central Pattana Pcl(c)                                                                   12,000                9,058
Central Pattana Pcl                                                                      30,000               22,972
Ch. Karnchang Pcl                                                                        96,000               20,252
Ch. Karnchang Pcl(c)                                                                     41,200                8,767
Charoen Pokphand Foods Pcl(c)                                                           117,500               14,698
Charoen Pokphand Foods Pcl                                                              150,000               19,514
CP Seven Eleven Pcl(c)                                                                  130,000               27,664
Delta Electronics (Thailand) Pcl(c)                                                      13,800                6,151
Delta Electronics (Thailand) Pcl                                                         45,000               19,933
Electricity Generating Pcl                                                                8,200               24,408
Electricity Generating Pcl(c)                                                             5,100               15,764
Glow Energy Pcl                                                                          11,100               10,294
Hana Microelectronics Pcl(c)                                                             58,100               43,022
ICC International Pcl(c)                                                                  8,400               10,085
IRPC Pcl                                                                                130,000               22,253
IRPC Pcl(c)                                                                             113,900               19,652
Italian-Thai Development Pcl(c)                                                         161,300               23,888
Italian-Thai Development Pcl                                                            192,000               28,412
Kasikornbank Pcl                                                                         56,100              107,861
Kasikornbank Pcl(c)                                                                       6,000               12,115
Kiatnakin Bank Pcl(c)                                                                    13,500               11,397
Krung Thai Bank Pcl(c)                                                                   53,200               16,649
Krung Thai Bank Pcl                                                                      63,000               19,577
Land & Houses Pcl                                                                       250,000               49,505
Loxley Pcl(c)                                                                           225,800               10,909
Minor International Pcl(c)                                                               59,200               19,237
Precious Shipping Pcl(c)                                                                 20,200               15,393
PTT Chemical Pcl(c)                                                                       5,300               12,345
PTT Exploration & Production Pcl(c)                                                      15,700               42,439
PTT Exploration & Production Pcl                                                          9,000               24,177
PTT Pcl(c)                                                                               22,660              143,356
PTT Pcl                                                                                   7,600               47,771
Ratchaburi Electricity Generating Holding Pcl(c)                                         30,000               40,978
Rayong Refinery Pcl(c)                                                                   21,500               11,438
Regional Container Line Pcl(c)                                                           20,000               14,263
Robinson Department Store Pcl                                                            65,000               20,374
Samart Corp. Pcl                                                                         57,000               14,178
Siam Cement Pcl                                                                          16,500              109,553
Siam Cement Pcl(c)                                                                        1,800               12,248
Siam City Bank Pcl                                                                       23,400               11,596
Siam City Cement Pcl(c)                                                                   2,490               20,049
Siam City Cement Pcl                                                                      2,500               20,009
Siam Commercial Bank Pcl                                                                 10,400               19,717
Siam Commercial Bank Pcl(c)                                                              27,500               52,390
Siam Commercial Bank Pcl (PFD Shares)(c)                                                  7,000               13,386
Siam Makro Pcl(c)                                                                         5,500               13,365
Sino Thai Engineering & Construction Pcl(c)                                              61,000                7,648
Thai Airways International Pcl(c)                                                        36,200               48,666
Thai Beverage Pcl                                                                       215,000               38,007
Thai Oil Pcl(c)                                                                          17,800               33,527
Thai Oil Pcl                                                                             11,400               21,321
Thai Union Frozen Products Pcl(c)                                                         9,400                5,957
Thai Union Frozen Products Pcl                                                           33,000               20,903
Thanachart Capital Pcl(c)                                                                28,000               11,715
Thoresen Thai Agencies Pcl(c)                                                            13,200               12,431
Thoresen Thai Agencies Pcl                                                               25,000               23,407
TISCO Bank Pcl                                                                           18,000               11,508
TMB Bank Pcl(a)(c)                                                                      117,000                6,022
Total Access Communication Pcl(a)                                                         2,600               13,229
True Corp. Pcl(a)(c)                                                                    144,100               25,277
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 2,195,252
--------------------------------------------------------------------------------------------------------------------

Turkey -- 2.9%
--------------------------------------------------------------------------------------------------------------------
Acibadem Saglik Hizmetleri ve Ticaret AS                                                  1,000          $    12,181
Adana Cimento Sanayii TAS                                                                 1,931               11,066
Akbank TAS                                                                               23,500              168,976
Akcansa Cimento AS                                                                        2,000               12,296
Akenerji Elektrik Uretim AS(a)                                                            5,700               21,735
Aksigorta AS                                                                              2,500               11,563
Alarko Holding AS                                                                         3,800                9,098
Anadolu Cam Sanayii AS                                                                    2,800               10,104
Anadolu Efes Biracilik ve Malt Sanayii AS                                                 2,130               72,133
Arcelik AS                                                                                3,200               23,575
Aselsan Elektronik Sanayi ve Ticaret AS                                                     580               10,498
Aygaz AS                                                                                  6,900               22,000
BIM Birlesik Magazalar AS(a)                                                                660               41,817
Bursa Cimento Fabrikasi AS                                                                1,400               10,525
Cimsa Cimento Sanayi ve Ticaret AS                                                        1,800               12,581
Dogan Sirketler Grubu Holding AS                                                         39,624               74,500
Dogan Yayin Holding AS(a)                                                                 9,900               36,460
Eczacibasi Ilac Sanayi ve Ticaret AS(a)                                                   2,900               12,080
Enka Insaat ve Sanayi AS                                                                  5,800               85,865
Eregli Demir ve Celik Fabrikalari TAS                                                    11,200              128,306
Ford Otomotiv Sanayi AS                                                                   4,000               33,859
Haci Omer Sabanci Holding AS                                                             18,550               81,354
Hurriyet Gazetecilik ve Matbaacilik AS                                                    3,500                9,268
Ihlas Holding AS(a)                                                                      30,000               15,403
Is Gayrimenkul Yatirim Ortakligi AS                                                       5,200               11,358
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class 'D' Shares)(a)                  29,000               17,808
KOC Holding AS(a)                                                                        20,450               99,935
Mardin Cimento Sanayii ve Ticaret AS                                                      2,000                9,631
Migros Turk TAS(a)                                                                        3,100               36,300
Petkim Petrokimya Holding AS(a)                                                           2,800               15,545
Petrol Ofisi AS                                                                           2,700               11,834
Sekerbank TAS(a)                                                                          2,700               13,896
Tofas Turk Otomobil Fabrikasi AS                                                          3,300               14,404
Trakya CAM Sanayii AS                                                                     3,700               10,483
Tupras-Turkiye Petrol Rafinerileri AS                                                     4,670               94,204
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)                                            9,300               56,711
Turk Sise ve Cam Fabrikalari AS(a)                                                        4,100               15,539
Turk Traktor ve Ziraat Makineleri AS                                                      1,100               12,200
Turkcell Iletisim Hizmetleri AS                                                          45,800              251,428
Turkiye Garanti Bankasi AS                                                               36,500              176,580
Turkiye Is Bankasi                                                                       27,749              130,963
Turkiye Sinai Kalkinma Bankasi AS(a)                                                      5,800               12,210
Ulker Gida Sanayi ve Ticaret AS                                                           3,800               15,187
Vestel Elektronik Sanayi va Ticaret AS(a)                                                 4,500               11,363
Yapi ve Kredi Bankasi AS(a)                                                              19,700               42,983
Yazicilar Holding AS                                                                        400                2,642
Yazicilar Holding AS(a)                                                                   1,200                7,603
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ 1,998,050
--------------------------------------------------------------------------------------------------------------------

United Arab Emirates -- 0.4%
--------------------------------------------------------------------------------------------------------------------
Amlak Finance (PJSC)(a)                                                                  10,200          $     7,692
Arabtec Holding Co.                                                                      17,250               20,618
Aramex (PJSC)(a)                                                                         46,200               24,151
Dubai Investments (PJSC)                                                                 13,700               16,598
Dubai Islamic Bank                                                                       25,680               51,948
Emaar Properties (PJSC)                                                                  40,200              117,658
National Central Cooling Co. (Tabreed)                                                   75,800               46,640
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $   285,305
--------------------------------------------------------------------------------------------------------------------

Total Common Stocks
  (cost $58,891,462)                                                                                     $66,824,032
--------------------------------------------------------------------------------------------------------------------

Investment Funds(a) -- 1.2%
Saudi Arabia Investment Fund Ltd.                                                         6,085          $   293,905
Vietnam Enterprise Investments Ltd.                                                     113,277              538,066
--------------------------------------------------------------------------------------------------------------------

Total Investment Funds
  (cost $842,578)                                                                                        $   831,971
--------------------------------------------------------------------------------------------------------------------

Rights(a) -- 0.0%
Cia de Bebidas das Amercias Expiring 6/1/07                                               2,050                  120
Gol Linhas Aereas Inteligentes SA Expiring 5/21/07                                           43          $        74
--------------------------------------------------------------------------------------------------------------------

Total Rights
  (cost $0)                                                                                              $       194
--------------------------------------------------------------------------------------------------------------------

Total Long-Term Investments - 98.3%
  (cost $59,734,040)                                                                                     $67,656,197
--------------------------------------------------------------------------------------------------------------------

Short-Term Investments -- 2.7%
                                                                                    Principal
Security                                                                            Amount (000)      Value
--------------------------------------------------------------------------------------------------------------------

Time Deposit
--------------------------------------------------------------------------------------------------------------------
Citibank Argentina 1.00% 10/26/07 (cost $4,564)                                               5          $     4,533
--------------------------------------------------------------------------------------------------------------------

Repurchase Agreements
--------------------------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
4/30/07, 4.90%, due 5/1/07 (cost $1,879,000)(d)                                           1,879          $ 1,879,000
--------------------------------------------------------------------------------------------------------------------

Total Short-Term Investments -- 2.7%
  (cost $1,883,564)                                                                                      $ 1,883,533
--------------------------------------------------------------------------------------------------------------------

Total Investments -- 101.0%
  (cost $61,617,604)                                                                                     $69,539,730
--------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.0)%                                                                 $  (689,583)
--------------------------------------------------------------------------------------------------------------------

Net Assets -- 100.0%                                                                                     $68,850,147
--------------------------------------------------------------------------------------------------------------------

(144A)       -- Security exempt from registration under Rule 144A of the Securities Act of 1933.
                These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $362,446 or 0.5% of the Portfolio's net assets.

(ADR)        -- American Depositary Receipt
(GDR)        -- Global Depository Receipt
(PFD Shares) -- Preferred Shares

(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(d) Repurchase price of $1,879,256. Collateralized by $1,950,000 Federal National Mortgage
    Association 3.250% due 8/15/2008. The aggregate market value, including accrued interest, of the collateral was $1,921,156.

Industry Classification as of April 30, 2007

                                                      PERCENTAGE
                                                       OF TOTAL                MARKET
SECTOR                                                INVESTMENTS               VALUE
Financials                                               22.1%               $15,461,111
Telecommunication Services                               14.5%                10,058,980
Industrials                                              11.2%                 7,766,050
Consumer Staples                                         10.0%                 6,970,852
Materials                                                 9.2%                 6,384,107
Energy                                                    9.2%                 6,368,189
Consumer Discretionary                                    7.2%                 4,986,721
Utilities                                                 5.0%                 3,472,572
Diversified                                               4.2%                 2,913,899
Information Technology                                    3.5%                 2,441,551
Investment Funds                                          1.2%                   831,971
Other                                                     2.7%                 1,883,727

Currency Concentration of Portfolio as of April 30, 2007

                                                      PERCENTAGE
                                                       OF TOTAL
CURRENCY                                              INVESTMENTS               VALUE
United States Dollar                                     12.4%                 8,361,184
Brazilian Real                                            6.5%                 4,364,399
Mexican Peso                                              6.4%                 4,346,332
New Taiwan Dollar                                         6.3%                 4,255,524
South Korean Won                                          6.1%                 4,159,386
South African Rand                                        6.1%                 4,138,485
Hong Kong Dollar                                          5.6%                 3,766,384
Indian Rupee                                              5.6%                 3,762,869
Thailand Baht                                             3.2%                 2,144,016
Czech Koruna                                              3.1%                 2,064,354
Polish Zloty                                              3.0%                 2,063,011
Indonesian Rupiah                                         3.0%                 2,062,629
Hungarian Forint                                          3.0%                 2,061,067
Malaysian Ringgit                                         3.0%                 2,058,230
Philippine Peso                                           3.0%                 2,040,365
New Turkish Lira                                          3.0%                 1,998,050
Chilean Peso                                              2.8%                 1,865,833
Israeli Shekel                                            2.1%                 1,428,871
Moroccan Dirham                                           1.6%                 1,090,517
Egyptian Pound                                            1.6%                 1,078,584
Other Currencies                                         12.6%                 8,546,107

                                  See notes to financial statements


EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FINANCIAL STATEMENTS (UNAUDITED)

Statement of Assets and Liabilities

As of April 30, 2007

Assets
-------------------------------------------------------------------------------
Investments in securities, at value
  (identified cost, $61,617,604)                                   $ 69,539,730
Cash                                                                        464
Foreign currency, at value (identified cost $1,032,919)               1,031,470
Receivable for Fund shares sold                                         825,941
Dividends and interest receivable                                       130,710
Receivable from affiliate for expense reimbursements                     84,145
Tax reclaims receivable                                                     228
-------------------------------------------------------------------------------
Total assets                                                       $ 71,612,688
-------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------
Payable for investment securities purchased                        $  2,533,116
Payable for Fund shares redeemed                                        106,030
Accrued capital gains taxes                                              17,957
Payable to affiliate for distribution and service plan fees              10,847
Payable to affiliate for Trustees' fees                                     881
Accrued expenses                                                         93,710
-------------------------------------------------------------------------------
Total liabilities                                                  $  2,762,541
-------------------------------------------------------------------------------
Net Assets                                                         $ 68,850,147
-------------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $ 60,827,730
Undistributed net investment income                                     181,496
Accumulated net realized loss on investments and foreign
  currency related transactions                                         (62,923)
Net unrealized appreciation of investments and foreign
  currencies                                                          7,903,844
-------------------------------------------------------------------------------
Total                                                              $ 68,850,147
-------------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                         $  9,878,022
Shares Outstanding                                                      727,436
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)           $      13.58
Maximum Offering Price Per Share
  (100/94.25 of $13.58)                                            $      14.41
-------------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                         $  1,876,143
Shares Outstanding                                                      139,042
Net Asset Value and Offering Price Per Share*
  (net assets/shares of beneficial interest outstanding)           $      13.49
-------------------------------------------------------------------------------
Class I Shares
-------------------------------------------------------------------------------
Net Assets                                                         $ 57,095,982
Shares Outstanding                                                    4,199,708
Net Asset Value and Offering Price Per Share
  (net assets/shares of beneficial interest outstanding)           $      13.60
-------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


Statement of Operations

Six Months Ended April 30, 2007

Investment Income
-------------------------------------------------------------------------------
Dividends (net of foreign taxes, $41,509)                          $    400,116
Interest                                                                 28,295
-------------------------------------------------------------------------------
Total income                                                       $    428,411
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment adviser fee                                             $    152,234
Administration fees                                                      26,865
Distribution and service fees
  Class A                                                                 6,029
  Class C                                                                 4,035
Custodian fee                                                           226,156
Audit and tax                                                            43,291
Registration fees                                                        14,877
Transfer agent fees                                                      13,861
Legal fee                                                                 7,438
Printing and postage                                                      7,436
Trustees' fees and expenses                                                 905
Miscellaneous                                                             2,479
-------------------------------------------------------------------------------
Total expenses                                                     $    505,606
-------------------------------------------------------------------------------
Deduct - Waiver of and allocation of expenses to the
  Investment Adviser                                                   (271,669)
-------------------------------------------------------------------------------
Net expenses                                                       $    233,937
-------------------------------------------------------------------------------
Net investment income                                              $    194,474
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized loss --
  Investment transactions (identified cost basis)(a)                     33,607
  Foreign currency related transactions                                 (74,735)
-------------------------------------------------------------------------------
Net realized loss                                                  $    (41,128)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments (identified cost basis)(b)                           $  6,760,593
  Foreign currencies                                                     (4,543)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $  6,756,050
-------------------------------------------------------------------------------
Net realized and unrealized gain                                   $  6,714,922
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $  6,909,396
-------------------------------------------------------------------------------

(a) Net of capital gains taxes of $4,272 (see Note 1(c)).
(b) Net of change in foreign capital gains taxes of $9,413 (see Note 1(c)).

                       See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                                  Six Months Ended
Increase (Decrease)                                               April 30, 2007                  Period Ended
in Net Assets                                                     (Unaudited)                     October 31, 2006(a)
---------------------------------------------------------------------------------------------------------------------
From operations --
  Net investment income                                           $   194,474                     $    22,993
  Net realized loss on investment and
    foreign currency transactions                                     (41,128)                        (52,625)
  Net change in unrealized appreciation
    (depreciation) on investment and
    foreign currencies                                              6,756,050                       1,147,794
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        $ 6,909,396                     $ 1,118,162
---------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from --
Net Investment income
  Class I                                                         $    (5,141)                    $      --
---------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
Proceeds from sale of shares
  Class A                                                         $ 9,560,843                     $ 1,369,254
  Class C                                                           1,650,045                         123,366
  Class I                                                          35,842,063                      14,380,129
Net asset value of shares issued as reinvestment of dividends
  Class I                                                               2,661                            --
Cost of shares redeemed
  Class A                                                          (1,971,258)                         (2,547)
  Class C                                                             (45,506)                            (21)
  Class I                                                             (81,303)                            (21)
Redemption fees                                                          --                                25
---------------------------------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                                    $44,957,545                     $15,870,185
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                        $51,861,800                     $16,988,347
---------------------------------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------------------------------
At beginning of period                                            $16,988,347                     $      --
---------------------------------------------------------------------------------------------------------------------
At end of period                                                  $68,850,147                     $16,988,347
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income (loss)
  included in net assets at end of period                         $   181,496                     $    (7,837)
---------------------------------------------------------------------------------------------------------------------
(a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.

                                            See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights - Class A
                                                                                    Six Months Ended      Period Ended
                                                                                    April 30, 2007(a)     October 31, 2006(a)(b)
                                                                                    (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                              $ 11.150                 $  10.000
--------------------------------------------------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $  0.060                 $   0.010
Net realized and unrealized gain                                                       2.370                     1.140
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                                        $  2.430                 $   1.150
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                                                    $ 13.580                 $  11.150
--------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                        21.79%                    11.50%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                           $  9,878                 $   1,451
Ratios (as a percentage of average net assets)
  Expenses(d)                                                                           1.50%(e)                  1.50%(e)
  Net investment income                                                                 1.02%(e)                  0.32%(e)
Portfolio Turnover                                                                         3%                        6%
--------------------------------------------------------------------------------------------------------------------------------

(a) Net investment income (loss) per share was computed using average shares outstanding.
(b) For the period from commencement of operations, June 30, 2006 to October 31, 2006.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(d) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 1.51% and
    9.49% (annualized) of average net assets for 2007 and 2006, respectively).
(e) Annualized.

                                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights - Class C
                                                                                    Six Months Ended      Period Ended
                                                                                    April 30, 2007(a)     October 31, 2006(a)(b)
                                                                                        (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                              $  11.120                    $  10.000
--------------------------------------------------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   0.020                    $  (0.010)
Net realized and unrealized gain                                                        2.350                        1.130
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                                        $   2.370                    $   1.120
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of period                                                    $  13.490                    $  11.120
--------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                         21.31%                       11.20%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                           $   1,876                    $     132
Ratios (as a percentage of average net assets)
  Expenses(d)                                                                            2.25%(e)                     2.25%(e)
  Net investment income                                                                  0.37%(e)                    (0.30)%(e)
Portfolio Turnover                                                                          3%                           6%
--------------------------------------------------------------------------------------------------------------------------------

(a) Net investment income (loss) per share was computed using average shares outstanding.
(b) For the period from commencement of operations, June 30, 2006 to October 31, 2006.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(d) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 1.51% and
    9.49% (annualized) of average net assets for 2007 and 2006, respectively).
(e) Annualized.

                                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights - Class I
                                                                                    Six Months Ended      Period Ended
                                                                                    April 30, 2007(a)     October 31, 2006(a)(b)
                                                                                        (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                              $  11.150                    $  10.000
--------------------------------------------------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   0.070                    $   0.030
Net realized and unrealized gain                                                        2.382                        1.120
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                                        $   2.452                    $   1.150
--------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                          $  (0.002)                   $  --
--------------------------------------------------------------------------------------------------------------------------------

Net asset value -- end of period                                                    $  13.600                    $   11.15
--------------------------------------------------------------------------------------------------------------------------------
Total Return(c)                                                                         22.00%                       11.50%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                           $  57,096                    $  15,405
Ratios (as a percentage of average net assets)
  Expenses(d)                                                                            1.25%(e)                     1.25%(e)
  Net investment income                                                                  1.11%(e)                     0.88%(e)
Portfolio Turnover                                                                          3%                           6%
--------------------------------------------------------------------------------------------------------------------------------

(a) Net investment income (loss) per share was computed using average shares outstanding.
(b) For the period from commencement of operations, June 30, 2006 to October 31, 2006.
(c) Returns are historical and calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(d) The adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 1.51% and
    9.49% (annualized) of average net assets for 2007 and 2006, respectively).
(e) Annualized.

                                                See notes to financial statements

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF APRIL 30, 2007

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Structured Emerging Markets Fund (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers three classes of shares. Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. Class C shares are offered at net asset value with no front-end sales charge but are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class I shares are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ Global or Global Select Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are not readily available or determined to be unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At October 31, 2006 the Fund, for federal income tax purposes, had a capital loss carryover of $21,795, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire October 31, 2014.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At April 30, 2007, the Fund had an accrual for capital gains taxes of $17,823 of which $13,685 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $4,272 for the six months ended April 30, 2007.

  The fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras(CPMF) tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  K Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  L Interim Financial Statements -- The interim financial statements relating to April 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issues an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                     Six Months Ended      Period Ended
                                     April 30, 2007        October 31, 2006(a)
                                     (Unaudited)
  -----------------------------------------------------------------------------
  Class A
  -----------------------------------------------------------------------------
  Sales                                  750,785               130,403
  Redemptions                           (153,510)                 (242)
  -----------------------------------------------------------------------------
  Net Increase                           597,275               130,161
  -----------------------------------------------------------------------------
  Class C
  -----------------------------------------------------------------------------
  Sales                                  130,916                11,900
  Redemptions                             (3,772)                   (2)
  -----------------------------------------------------------------------------
  Net Increase                           127,144                11,898
  -----------------------------------------------------------------------------
  Class I
  -----------------------------------------------------------------------------
  Sales                                2,824,503             1,381,194
  Issued to shareholders electing
    to receive payments of
    distributions in Fund shares             217                    --
  Redemptions                             (6,204)                  (2)
  -----------------------------------------------------------------------------
  Net Increase                         2,818,516             1,381,192
  -----------------------------------------------------------------------------

  (a) For the period from commencement of operations, June 30, 2006 to October 31, 2006.

  At April 30, 2007, Eaton Vance Management (EVM) owned 22% of the outstanding shares of the Fund.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  Under its investment advisory agreement with the Fund, EVM receives a monthly advisory fee equal to an annual rate of 0.85% annually of the average daily net assets of the Fund up to $500 million. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, Eaton Vance has delegated the investment management of the Fund to Parametric Portfolio Associates (Parametric), a majority-owned subsidiary of Eaton Vance. Eaton Vance pays Parametric a portion of the advisory fee for sub-advisory services provided to the Fund.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

  EVM has agreed to waive fees and reimburse expenses to the extent that total annual operating expenses exceeded 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares through February 28, 2008. Thereafter the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement EVM waived and reimbursed $271,669 of the Fund's operating expenses during the six months ended April 30, 2007.

  EVM serves as the sub-transfer agent of the Fund and receives from the transfer an aggregate fee based on actual expenses incurred by EVM in the performance of these services. During the six months ended April 30, 2007, EVM received $485 in sub transfer agent fees.

  Certain officers and Trustees of the Fund are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------------------------------------------
  Class A has in effect a distribution plan pursuant to Rule 12b-1under the Investment Company Act of 1940 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2007 amounted to $6,029 for Class A shares. The Fund also has in effect distribution plans for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class C Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by Class C. Distribution fees paid or accrued for the six months ended April 30, 2007 amounted to $3,026 for Class C shares. At April 30, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $42,245 for Class C shares. The Class C Plan also authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the from the Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2007 amounted to $1,009 for Class C shares.

6 Contingent Deferred Sales Charge
-------------------------------------------------------------------------------
  Class A shares of $1 million or more are subject to a 1% contingent deferred sales charge (CDSC) in the event of redemption within 18 months of purchase. A CDSC of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions.

  No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class C Plan (see Note 5). CDSC assessed on Class C shares when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received no of CDSC paid by shareholders for Class C shares for the six months ended April 30, 2007.

7 Investment Transactions
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $45,843,789 and $1,256,841 respectively, for the six months ended April 30, 2007.

8 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                           $61,626,326
  -------------------------------------------------------------------------
  Gross unrealized appreciation                            $ 8,778,311
  Gross unrealized depreciation                               (864,907)
  -------------------------------------------------------------------------
  Net unrealized appreciation                              $ 7,913,404
  -------------------------------------------------------------------------

  The net unrealized appreciation/depreciation on foreign currency was $4,597 at April 30, 2007.

9 Risks Associated with Foreign Investments
--------------------------------------------------------------------------------
  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

10 Financial Instruments
--------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007, there were no obligations outstanding under these financial instruments.

11 Recently Issued Accounting Pronouncements
--------------------------------------------------------------------------------
  In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

  In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

EATON VANCE STRUCTURED EMERGING MARKETS FUND

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses
  o An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

  o An independent report comparing each fund's total expense ratio and its components to comparable funds;

  o An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

  o Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

  o Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

  o Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management
  o Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

  o Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

  o Data relating to portfolio turnover rates of each fund;

  o The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser
  o Reports detailing the financial results and condition of each adviser;

  o Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

  o Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

  o Copies of or descriptions of each adviser's proxy voting policies and procedures;

  o Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

  o Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information
  o Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

  o Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

  o The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the investment advisory agreement of the Eaton Vance Structured Emerging Markets Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreement with Parametric Portfolio Associates (the "Sub-adviser"), including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board noted the Sub-adviser's experience in deploying quantitative-based investment strategies.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and sub-advisory agreements.

Fund Performance
The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from inception (June 2006) through September 30, 2006 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses
The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, paid by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and expense ratio for the period from inception through September 30, 2006.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability
The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub- adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund.

Eaton Vance Structured Emerging Markets Fund

               Officers                          Trustees

               THOMAS E. FAUST JR.               SAMUEL L. HAYES, III
               President and Trustee             Chairman

               WILLIAM H. AHERN, JR.             BENJAMIN C. ESTY
               Vice President
                                                 ALLEN R. FREEDMAN
               CYNTHIA J. CLEMSON
               Vice President                    JAMES B. HAWKES

               CHRISTINE M. JOHNSTON             WILLIAM H. PARK
               Vice President
                                                 RONALD A. PEARLMAN
               AAMER KHAN
               Vice President                    NORTON H. REAMER

               THOMAS H. LUSTER                  HEIDI L. STEIGER
               Vice President
                                                 LYNN A. STOUT
               MICHAEL R. MACH
               Vice President                    RALPH F. VERNI

               ROBERT B. MACINTOSH
               Vice President

               DUNCAN W. RICHARDSON
               Vice President

               WALTER A. ROW, III
               Vice President

               JUDITH A. SARYAN
               Vice President

               SUSAN SCHIFF
               Vice President

               THOMAS SETO
               Vice President

               DAVID M. STEIN
               Vice President

               MARK S. VENEZIA
               Vice President

               BARBARA E. CAMPBELL
               Treasurer

               ALAN R. DYNNER
               Secretary

               PAUL M. O'NEILL
               Chief Compliance Officer

                      This Page Intentionally Left Blank

                      This Page Intentionally Left Blank

               INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE
                        STRUCTURED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

          SUB-ADVISER OF EATON VANCE STRUCTURED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653




                 EATON VANCE STRUCTURED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

-------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 1-800-225-6265.
-------------------------------------------------------------------------------

2774-6/07                                                                SEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No Material Changes.

ITEM 11. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------


By: /s/ Thomas E. Faust, Jr.
    ------------------------------
    Thomas E. Faust, Jr.
    President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Barbara E. Campbell
    ------------------------------
    Barbara E. Campbell
    Treasurer

Date: June 13, 2007
      -------------


By: /s/ Thomas E. Faust, Jr.
    ------------------------------
    Thomas E. Faust, Jr.
    President


Date: June 13, 2007
      -------------